INFORMED INVESTOR
                                                          GROWTH FUND
                                                          PROSPECTUS
                                                          March 31, 2008

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                                                      [LOGO]
                                                                 MONTEAGLE FUNDS

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TABLE OF CONTENTS
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RISK/RETURN SUMMARY                                                            1

PERFORMANCE                                                                    3

FEE TABLE                                                                      4

MANAGEMENT                                                                     5

YOUR ACCOUNT                                                                   9

DISTRIBUTIONS AND TAXES                                                       18

NOTICE OF PRIVACY POLICIES AND PROCEDURES                      INSIDE BACK COVER

FOR MORE INFORMATION                                                  BACK COVER

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RISK/RETURN SUMMARY
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INVESTMENT OBJECTIVE

The investment objective of the Monteagle Informed Investor Growth Fund (the "Fund") is long term growth of capital. The Fund will provide shareholders with at least sixty (60) days notice before changing this objective.

PRINCIPAL INVESTMENT STRATEGY

The Fund seeks to achieve its objective by investing in "growth stocks." These are stocks that the Fund's sub-adviser believes demonstrate accelerating cash flows, profit margins and/or revenues. The sub-adviser emphasizes companies where management and/or large outside investors (such as banks, insurance companies and mutual funds) are buyers or owners of the stock or where the company itself is repurchasing its own shares on the open market. Each of these types of investment professionals is considered an "INFORMED INVESTOR."

Corporate management is far closer to the day-to-day activities of the companies they own or manage and are often in a much more informed position than the typical Wall Street "expert" to gauge the long-term effects that certain publicly disclosed information or developments may have on the future price of their company's stock. The INFORMED INVESTOR follows a long-term strategy that concentrates primarily on positive earnings developments within their own companies, rather than feeding off short-term momentum.

The catalyst of the strategy is INFORMED INVESTOR ownership; but, investment decision-making for the Fund is triggered by detailed research analysis of such factors as a candidate company's financial stability and strength, internal valuation and pricing ratios, sector leadership and, most significantly, the sustainability of the earnings growth rate. Similar factors determine when a security is sold. For example, a stock may be sold if there are changes in trading activity by INFORMED INVESTORS or changes in the company's fundamentals, such as decelerating earnings or material changes in the debt-equity ratio of the company.

The Fund invests primarily in common stocks of medium and large capitalization U.S. companies, but may invest in companies of any size. Although the Fund will not concentrate in any one industry, it is anticipated that the Fund's portfolio will focus on a small, select group of

--------------------------------------------------------------------------------
CONCEPTS TO UNDERSTAND

GROWTH INVESTING
means to invest in stocks of companies that have exhibited faster than average earnings growth over the past few years and are expected to continue to show high levels of profit growth.

COMMON STOCK
is ownership shares in a corporation that are sold initially by the corporation and then traded by investors.

MARKET CAPITALIZATION
of a company means the value of the company's common stock in the stock market.
--------------------------------------------------------------------------------
industries ("growth industries") which the Fund's sub-adviser believes offer superior growth opportunities based on overall economic trends.

From time to time, the Fund's sub-adviser may determine that only a limited number of companies meet the criteria for investment described above. At such times, all or a significant portion of the Fund's assets may be invested in broad market index ETF's, money market instruments (including money market mutual funds) or repurchase agreements for an extended period of time.

PRINCIPAL RISKS OF INVESTING IN THE FUND

You could lose money on your investment in the Fund and the Fund could underperform other investments. The principal risks of investing in the Fund include:

o MANAGEMENT RISK. The strategy used by the Fund may fail to produce the intended results.
o COMPANY RISK. The Fund might decrease in value in response to the activities and financial prospects of an individual company in the Fund's portfolio. The value of an individual company can be more volatile than the market as a whole.
o MARKET RISK. The Fund might decrease in value in response to general market and economic conditions. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.
o VOLATILITY RISK. Common stocks tend to be more volatile than other investment choices. Because the Fund will emphasize various growth industries, the value of your shares is likely to be more volatile than a fund that invests in a broader range of industries.
o SECTOR RISK. If the Fund's portfolio is overweighted in a certain sector, any negative development affecting that sector will have a greater impact on the Fund than a fund that is not overweighted in that sector. The Fund may have a greater concentration in technology companies and weakness in this sector could result in significant losses to the Fund. Technology companies may be significantly affected by falling prices and profits and intense competition, and their products may be subject to rapid obsolescence.
o CAPITALIZATION RISK. The Fund may invest in small and mid-capitalization companies which involve greater risks than those associated with larger, more established companies. Smaller companies may be subject to more abrupt or erratic price movements, for reasons including that the stocks are generally traded in lower volume and that the issuers are more sensitive to changing conditions and have less certain growth prospects.
o PORTFOLIO TURNOVER RISK. The Fund's investment strategy may result in a high portfolio turnover rate. A high portfolio turnover would result in correspondingly greater brokerage commission expenses and may result in the distribution to shareholders of additional capital gains for tax purposes. These factors may negatively affect the Fund's performance.
o An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
o     The Fund is not a complete investment program.
o As with any mutual fund investment, the Fund's returns will vary and you could lose money.

WHO MAY WANT TO INVEST IN THE FUND

You may want to purchase shares of the Fund if:

o You are a long term investor seeking a fund with a growth investment strategy
o You are an investor willing to accept price fluctuations in their investment
o You are an investor who can tolerate the greater risks associated with common stock investments

The Fund may NOT be appropriate for you if:

o     You need regular income or stability of principal
o     You are pursuing a short-term goal or investing emergency reserves

TEMPORARY DEFENSIVE POSITION. The Fund may from time to time take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. For example, the Fund may hold all or a portion of its assets in broad market index ETF's, money market instruments, securities of no-load mutual funds or repurchase agreements. If the Fund invests in shares of another mutual fund, the shareholders of the Fund generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective.

--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------

Performance information has not been presented because the Fund has not been in existence for at least one calendar year.

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FEE TABLE
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay if you buy and hold shares of the Fund.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases                        None
Maximum Deferred Sales Charge (Load)                                    None
Maximum Sales Charge (Load) Imposed on Reinvested Distributions         None
Redemption Fee                                                          None
Exchange Fee                                                            None
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
--------------------------------------------------------------------------------
Management Fees (1)                                                     1.20%
Distribution (12b-1) Fees                                               None
Other Expenses (2)                                                      0.06%
Acquired Fund Fees and Expenses(2)(3)                                   0.05%

TOTAL ANNUAL FUND OPERATING EXPENSES                                    1.31%
--------------------------------------------------------------------------------

(1) The Fund's investment adviser is responsible for paying all of the Fund's expenses except costs of membership in trade associations, Securities and Exchange Commission registration fees and related expenses, brokerage fees and commissions, taxes, borrowing costs, litigation expenses, fees and expenses of non-interested Trustees, 50% of the compensation of the Trust's Chief Compliance Officer ("CCO") attributable to the Fund and extraordinary expenses.
(2)   Based on estimated amounts for the current fiscal year.
(3) Acquired Fund Fees and Expenses are the fees and expenses incurred indirectly by the Fund as a result of its investments in investment companies and other pooled investment vehicles.

EXAMPLE

The following Example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5 percent annual return, that the Fund's operating expenses remain the same as stated in the table above, and that you redeem all of your shares at the end of each period. Although your actual costs may be higher or lower, under these assumptions your costs would be:

---------------------------------------
      1 YEAR              3 YEARS
---------------------------------------
       $133                 $415
---------------------------------------

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MANAGEMENT
--------------------------------------------------------------------------------

ADVISER

Nashville Capital Corporation ("Nashville Capital" or the "Adviser"), 209 10th Avenue South, Suite 332, Nashville, TN 37203, serves as investment adviser to the Fund pursuant to a Management Agreement with Monteagle Funds (the "Trust"). Subject to the general oversight of the Board of Trustees of the Trust (the "Board"), the Adviser is responsible for among other things, developing a continuing investment program for the Fund in accordance with its investment objective, reviewing the investment strategies and policies of the Fund and advising the Board on the selection of sub-advisers.

In this capacity, the Adviser advises and assists the officers of the Trust in conducting the business of the Fund and is responsible for providing general investment advice and guidance to the Fund, although the Adviser has delegated responsibility for the selection and ongoing monitoring of the securities in the Fund's investment portfolio to T.H. Fitzgerald & Co. Nashville Capital was formed in 1986 and, as of November 1, 2007, managed assets of over $85 million for financial institutions. Pursuant to the Management Agreement, the Adviser is paid a management fee based on the Fund's average daily net assets according to the following schedule:

          ------------------------------------------------------------
                AVERAGE DAILY NET
               ASSETS OF THE FUND                MANAGEMENT FEE RATE
          ------------------------------------------------------------
                $1 to $25 million                       1.200%
           $25,000,001 to $50 million                   1.115%
           $50,000,001 to $100 million                  0.975%
                Over $100 million                       0.875%
          ------------------------------------------------------------

The Adviser pays all of the operating expenses of the Fund except costs of membership in trade associations, Securities and Exchange Commission (the "SEC") registration fees and related expenses, brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expense on securities sold short), litigation expenses, fees and expenses of non-interested Trustees, 50% of the compensation of the Trust's CCO attributable to the Fund and extraordinary expenses.

A discussion regarding the basis for approval by the Board of the Fund's Management Agreement with the Adviser is available in the Trust's semi-annual report for the period ended February 29, 2008.

SUB-ADVISER / PORTFOLIO MANAGER

The Adviser has the ultimate responsibility (subject to oversight by the Board) to oversee the sub-adviser and recommend its hiring, termination and replacement. The Adviser has entered into an investment sub-advisory agreement with T.H. Fitzgerald & Company ("T.H. Fitzgerald"), under which T.H. Fitzgerald serves as the Fund's sub-adviser. The Adviser has retained T.H. Fitzgerald to render advisory services and make daily investment decisions for the Fund. T.H. Fitzgerald is registered as an investment adviser under the Investment Advisers Act of 1940. Information regarding T.H. Fitzgerald and the portfolio manager's business experience and educational background follow:

T.H. FITZGERALD & COMPANY ("T.H. FITZGERALD"), located at 180 Church Street, Naugatuck, Connecticut 06770, manages the portfolio of the Fund and has since its inception. As of November 30, 2007, T.H. Fitzgerald manages approximately $75.8 million for large institutional accounts. T.H. Fitzgerald accepts no individual or private accounts, regardless of size. The firm has been owner-managed since its founding in 1959. The Fund offers the individual investor access to the firm's proprietary "Informed Investor" strategy.

A discussion regarding the basis for approval by the Board of the Fund's Sub-Advisory Agreement with T.H. Fitzgerald is available in the Trust's semi-annual report for the period ended February 28, 2008.

PORTFOLIO MANAGER. Investment decisions for the Fund are made by Thomas H. Fitzgerald, Jr. Mr. Fitzgerald is responsible for the day-to-day management of the Fund and has been since the Fund's inception (April 2008).

THOMAS H. FITZGERALD, JR. Mr. Fitzgerald is President and, beginning in 1982, the Chief Portfolio Investment Officer of the firm that bears his father's name. The firm was founded in New York in 1959. Mr. Fitzgerald was a founding principal and the first editor of The Money Market Directory, the world's foremost reference authority on U.S. institutional investors and their portfolio managers. He is a member of the American Finance Association, the President's Council of the American Institute of Management, and the Market Technicians Association.

Mr. Fitzgerald entered the investment business as special assistant to the late Gerald M. Loeb, then a partner of E.F. Hutton & Company, New York, and author of the all-time classic, "The Battle For Investment Survival". He later worked as consultant to David Dreman, world-renown investment manager and author of the best-sellers, "Contrarian Investment Strategy and Psychology and The Stock
Market". Mr. Fitzgerald received a Bachelor of Science degree from the University of Connecticut, and has completed studies in International Banking and Foreign

Exchange at New York University Graduate School of Business Administration. He served two years in the United States Army as a paratroop-lieutenant.

The Fund's Statement of Additional Information contains further details about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of Fund shares.

SEC EXEMPTIVE ORDER

The Trust and the Adviser have applied for an exemptive order from the SEC that permits the Adviser, subject to certain conditions, to enter into agreements relating to the Fund with unaffiliated sub-advisers approved by the Board, without obtaining shareholder approval. The exemptive order would also permit the Adviser, subject to the approval of the Board but without shareholder approval, to employ new unaffiliated sub-advisers for new or existing funds, change the terms of particular agreements with unaffiliated sub-advisers or continue the employment of existing unaffiliated sub-advisers after events that would otherwise cause an automatic termination of a sub-advisory agreement. Shareholders of the Fund would have the right to terminate an agreement with a sub-adviser for the Fund at any time by a vote of the majority of the outstanding voting securities of the Fund. Shareholders would be notified of any sub-adviser changes. If the Adviser hires more than one sub-adviser for the Fund, the order would also permit the Fund to disclose to shareholders the sub-advisers' fees only in the aggregate for the Fund.

Prior to October 2002, the Trust operated under an exemptive order covering sub-adviser matters. Following a change in investment advisers on October 1, 2002, the Trust could no longer utilize the exemptive order specific to the previous investment adviser. On November 29, 2002, shareholders instructed management to submit an application for an exemptive order on the same terms and conditions as the prior order. On October 23, 2003, the SEC proposed Rule 15a-5 under the Investment Company Act of 1940 that would allow funds to operate under conditions like those in the application for an exemptive order. The SEC staff has been advised that the Trust and the Adviser wish to proceed with the application and that they have added a condition to the application providing that any exemptive order will terminate if and when Rule 15a-5 is adopted. In January 2005, the SEC staff provided comments on the application for exemption; and, in light of timing, the Trust deferred responding to the comments in anticipation of the rule being adopted. As of the date of this Prospectus, Rule 15a-5 is still being considered for adoption; however, there is no assurance that the rule will be adopted or exemptive relief will be granted.

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (the "Transfer Agent"), provides certain administration, portfolio accounting, and transfer agency and shareholder services to the Fund. The Transfer Agent's address is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.

Ultimus Fund Distributors, LLC (the "Distributor"), the principal underwriter of the Fund, acts as the Fund's representative in connection with the offering of Fund shares. The Fund may be offered by other broker-dealers as well. The Distributor is affiliated with the Transfer Agent but is not affiliated with the Adviser nor its affiliated companies.

The fees and other charges (except for any extraordinary expenses) associated with the Fund's service providers are paid by the Adviser.

FUND EXPENSES

The Adviser pays all of the operating expenses of the Fund except costs of membership in trade associations, SEC registration fees and related expenses, brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and
(b) dividend expense on securities sold short), litigation expenses, fees and expenses of the non-interested Trustees, 50% of the compensation of the Trust's CCO attributable to the Fund and extraordinary expenses. In this regard, it should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Adviser. The Fund's expenses are comprised of expenses directly attributable to the Fund as well as expenses that are allocated among all series of the Trust. In addition, the Adviser is responsible for distribution expenses - including, among other things, the expense of printing and mailing prospectuses and sales materials used for promotional purposes. The Adviser or the sub-adviser (not the Fund) may, from its management fee, pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution-related services and/or performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute or regulation.

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YOUR ACCOUNT
--------------------------------------------------------------------------------

GENERAL INFORMATION

You pay no sales charge to purchase or sell (redeem) shares of the Fund. You may purchase and sell shares at the net asset value ("NAV") next calculated after receipt of your purchase order in proper form. If your purchase order is received in proper form prior to 4:00 p.m. (Eastern time), your transaction will be priced at that day's NAV. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

The Fund does not issue share certificates.

You will receive quarterly statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your confirmation.

The Fund reserves the right to impose new minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege.

WHEN AND HOW NAV IS DETERMINED. The Fund calculates its NAV as of the close of regular trading on the New York Stock Exchange (the "Exchange") (normally 4:00 p.m., Eastern time) on each weekday except days when the Exchange is closed. The time at which NAV is calculated may change in case of an emergency or if the Exchange closes early. The Fund's NAV is determined by taking the market value of all securities owned by the Fund (plus all other assets such as cash), subtracting all liabilities and then dividing the result (net assets) by the number of shares outstanding. The Fund values securities for which market quotations are readily available at current market value. If market quotations are not readily available or are considered to be unreliable due to significant market or other events, the Fund values securities at fair value, as determined under procedures adopted by the Board (E.G., if the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Fund's NAV calculation). The NAV may be different if fair value is utilized rather than using market quotations.

--------------------------------------------------------------------------------
                             HOW TO CONTACT THE FUND

WRITE TO US AT:
      Monteagle Funds
      P.O. Box 46707
      Cincinnati, Ohio 45246-0707

OVERNIGHT ADDRESS:
      Monteagle Funds
      225 Pictoria Drive, Suite 450
      Cincinnati, Ohio 45246

DISTRIBUTOR:
      Ultimus Fund Distributors, LLC
      225 Pictoria Drive, Suite 450
      Cincinnati, Ohio 45246

TELEPHONE US TOLL-FREE AT:
      (888) 263-5593

WIRE INVESTMENTS (OR ACH PAYMENTS) TO:
      U.S. Bank NA
      ABA #042000013
      F/C Monteagle Funds
      For Credit to:
      Account #130107148202
      For Further Credit to:
      The Monteagle Funds
      (Your Name)
      (Your Account Number)
--------------------------------------------------------------------------------

TRANSACTIONS THROUGH THIRD PARTIES. Shares of the Fund may be purchased through certain brokerage firms and financial institutions that are authorized to accept orders on behalf of the Fund and such organizations may be authorized to designate intermediaries to accept orders on behalf of the Fund. Orders will be priced at the NAV next determined after your order is received by such organization, or its designee, in proper form. These organizations may charge you transaction fees on purchases of Fund shares and may impose other charges or restrictions or account options that differ from those applicable to shareholders who purchase shares directly from the Fund. These organizations may be the shareholders of record of your shares. The Fund is not responsible for ensuring that the organizations carry out their obligations to their customers. Shareholders investing in this manner should look to the organization through which they invest for specific instructions on how to purchase and redeem shares.

BUYING SHARES

HOW TO MAKE PAYMENTS. All investments must be in U.S. dollars and checks must be drawn on U.S. banks. The Fund does not accept third party checks, cash, drafts, "starter" checks, travelers checks, credit card checks, post-dated checks, cashier's checks under $10,000, or money orders.

      o CHECKS. Checks must be made payable to "Monteagle Funds." The Transfer Agent will charge $25 against a shareholder's account for any check returned for insufficient funds.

            By sending your check to the Fund, please be aware that you are authorizing the Fund to make a one-time electronic debit from your account at the financial institution indicated on your check. Your bank account will be debited as early as the same day the Fund receives your payment in the amount of your check; no additional amount will be added to the total. The transaction will appear on your bank statement. Your original check will be destroyed once processed, and you will not receive your canceled check back. If the Fund cannot post the transaction electronically, you authorize the Fund to present an image copy of your check for payment.

      o WIRES. Instruct your financial institution to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.

      o IRA ACCOUNTS. Please note that a different procedure is used for opening Individual Retirement Accounts (IRAs). Please call the Transfer Agent at (888) 263-5593 for details.

MINIMUM INVESTMENTS. The minimum initial investment for the Fund is $2,000. There is no minimum for additional investments. Management of the Fund may choose to waive the initial investment minimum.

ACCOUNT REQUIREMENTS

----------------------------------------------------------------------------------------------------------------------------
TYPE OF ACCOUNT                                                    REQUIREMENT
----------------------------------------------------------------------------------------------------------------------------
INDIVIDUAL, SOLE PROPRIETORSHIP AND JOINT ACCOUNTS                 o     Instructions must be signed by all persons required
                                                                         to sign exactly as their names appear on the accoun
Individual accounts are owned by one person, as are sole
proprietorship accounts. Joint accounts have two or more
owners (tenants).
----------------------------------------------------------------------------------------------------------------------------
GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA)                         o     Depending on state laws, you can set up a custodial
                                                                         account under the UGMA or the UTMA.
These custodial accounts provide a way to give money to
a child and obtain tax benefits.                                   o     The custodian must sign instructions in a manner
                                                                         indicating custodial capacity.
----------------------------------------------------------------------------------------------------------------------------
BUSINESS ENTITIES                                                  o     Submit a Corporate/Organization Resolution form or
                                                                         similar document.
----------------------------------------------------------------------------------------------------------------------------
TRUSTS                                                             o     The trust must be established before an account can
                                                                         be opened.

                                                                   o     Provide a certified trust document, or the pages
                                                                         from the trust document that identify the trustees.
----------------------------------------------------------------------------------------------------------------------------

INVESTMENT PROCEDURES

----------------------------------------------------------------------------------------------------------------------------
HOW TO OPEN AN ACCOUNT                                             HOW TO ADD TO YOUR ACCOUNT
----------------------------------------------------------------------------------------------------------------------------
BY CHECK                                                           BY CHECK
o     Call or write us for an account application (and a           o     Fill out an investment slip from a confirmation
      Corporate/Organization Resolution form, if                         statement or write us a letter
      applicable)
                                                                   o     Write your account number on your check
o     Complete the application (and resolution form)
                                                                   o     Mail us the slip (or your letter) and a check
o     Mail us your application (and resolution form) and a
      check
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
HOW TO OPEN AN ACCOUNT                                             HOW TO ADD TO YOUR ACCOUNT
----------------------------------------------------------------------------------------------------------------------------
BY WIRE                                                            BY WIRE
o     Call or write us for an account application (and a           o     Call to notify us of your incoming wire
      Corporate/Organization Resolution form, if
      applicable)                                                  o     Instruct your bank to wire your money to us

o     Complete the application (and resolution form)

o     Call us to fax the completed application (and                BY SYSTEMATIC INVESTMENT
      resolution form) and we will assign you an account           o     Complete the Systematic Investment section of the
      number                                                             application

o     Mail us your original application (and resolution            o     Attach a voided check to your application
      form)
                                                                   o     Mail us the completed application and the voided
o     Instruct your bank to wire your money to us                        check
----------------------------------------------------------------------------------------------------------------------------

SYSTEMATIC INVESTMENTS. You may invest a specified amount of money in the Fund once or twice a month on specified dates. These payments are taken from your bank account by Automated Clearing House ("ACH") payment. The Transfer Agent currently pays the costs of this service, but reserves the right, upon 30 days' written notice, to make reasonable charges. Your depository institution may impose its own charge for making transfers from your account. Systematic investments must be for at least $100. Please call the Transfer Agent at (888) 263-5593 for details.

LIMITATIONS ON PURCHASES. The Fund reserves the right to refuse any purchase (including exchange) request, particularly requests that could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund's view, is likely to engage in excessive trading.

CANCELLED OR FAILED PAYMENTS. The Fund accepts checks and ACH transfers at full value subject to collection. If your payment for shares is not received or you pay with a check or ACH transfer that does not clear, your purchase will be cancelled. You will be responsible for any losses or expenses incurred by the Fund or the Transfer Agent, and the Fund may redeem shares you own in the account (or another identically registered account in any Fund) as reimbursement. The Fund and its agents have the right to reject or cancel any purchase, exchange or redemption due to nonpayment.

CUSTOMER IDENTIFICATION AND VERIFICATION. To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Fund must obtain the following information for each person that opens a new account:

o     Name;
o     Date of birth (for individuals);
o Residential or business street address (although post office boxes are still permitted for mailing); and
o     Social  security  number,   taxpayer   identification   number,  or  other
      identifying number.

You may also be asked for a copy of your driver's license, passport, or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund also may close your account or take other appropriate action if it is unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed. In each case, your redemption proceeds may be worth more or less than your original investment. The Fund will not be responsible for any loss incurred due to the Fund's inability to verify your identity.

SELLING SHARES

The Fund processes redemption orders promptly and you will generally receive redemption proceeds within a week. Delays may occur in cases of very large redemptions, excessive trading or during unusual market conditions. Under unusual circumstances as provided by the rules of the SEC, the Fund may delay payment of redemption proceeds for more than 7 days. The Fund will redeem your shares when the redemption request is received in proper form; however, if you recently purchased your shares by check and the Fund has not yet collected payment for those shares, your redemption proceeds will only be released when the Fund is reasonably satisfied that the check has cleared, which may take up to 15 calendar days.

--------------------------------------------------------------------------------
HOW TO SELL SHARES FROM YOUR ACCOUNT
--------------------------------------------------------------------------------
BY MAIL
      o     Prepare a written request including:
            >>    Your name(s) and signature(s)
            >>    Your account number
            >>    The Fund name
            >>    The dollar amount or number of shares you want to sell
            >>    How and where to send your proceeds
      o     Obtain a signature guarantee (if required)
      o     Obtain other documentation (if required)
      o     Mail us your request and documentation
--------------------------------------------------------------------------------
BY WIRE
      o Wire requests are only available if you provided bank account information on your account application and your request is for $5,000 or more
      o Call us with your request (unless you declined telephone redemption privileges on your account application) (See "By Telephone") OR
      o     Mail us your request (See "By Mail")
--------------------------------------------------------------------------------
BY TELEPHONE
      o Call us with your request (unless you declined telephone redemption privileges on your account application)
      o     Provide the following information:
            >>    Your account number
            >>    Exact name(s) in which the account is registered
            >>    Additional form of identification
      o     Your proceeds will be:
            >>    Mailed to you OR
            >>    Wired  to  you  (unless  you  did  not  provide  bank  account information on your account application) (See "By Wire")
--------------------------------------------------------------------------------
SYSTEMATICALLY
      o     Complete the systematic withdrawal section of the application
      o     Attach a voided check to your application
      o     Mail us your completed application
--------------------------------------------------------------------------------

TELEPHONE REDEMPTION PRIVILEGES. You may redeem your shares having a value of $25,000 or less by telephone by calling the Transfer Agent at (888) 263-5593 unless you declined telephone redemption privileges on your account application. Telephone redemptions may be requested only if the proceeds are to be sent to the shareholder of record and mailed to the address on record with the Fund.

Upon request, redemption proceeds of $100 or more may be transferred by ACH, and proceeds of $5,000 or more may be transferred by wire, in either case to the account stated on the account application. Shareholders may be charged a fee of $15 by the Fund's custodian for outgoing wires.

Telephone redemption privileges and account designations may be changed by sending the Transfer Agent a written request with all signatures guaranteed as described above. The Transfer Agent requires personal identification before accepting any redemption request by telephone, and telephone redemption instructions may be recorded. If reasonable procedures are followed by the Transfer Agent, neither the Transfer Agent nor the Fund will be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming shares by telephone. If such a case should occur, redemption by mail should be considered.

WIRE REDEMPTIONS. You may have your redemption proceeds wired to you if you provided bank account information on your account application. The minimum amount you may redeem by wire is $5,000. If you wish to make your wire request by telephone, you must also have telephone redemption privileges.

IRA REDEMPTIONS. If you are an IRA shareholder, you must indicate on your redemption request whether or not to withhold federal income tax. Requests that do not indicate a preference will be subject to withholding.

SYSTEMATIC WITHDRAWAL. If you own shares of the Fund with an aggregate value of at least $10,000, you may request a specified amount of money from your account once a month or once a quarter on a specified date. These payments can be sent to your address of record by check or to a designated bank account by ACH payment. Systematic requests must be for at least $100.


SIGNATURE GUARANTEE REQUIREMENTS. To protect you and the Fund against fraud, certain redemption options will require a signature guarantee. A signature guarantee verifies the authenticity of your signature. The Transfer Agent will accept signatures guaranteed by a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which participates in the STAMP Medallion program sponsored by the Securities Transfer Association. Signature guarantees from financial institutions which do not participate in the STAMP Medallion program will not be accepted. A notary public cannot provide a signature guarantee. Written instructions signed by all registered owners, with a signature guarantee for each owner, are required for any of the following:

o     Written requests to redeem $100,000 or more
o Redemption from an account for which the address or account registration has changed within the last 30 days
o Sending redemption and distribution proceeds to any person, address, brokerage firm or bank account not on record

o Sending redemption and distribution proceeds to an account with a different registration (name or ownership) from yours

We reserve the right to require a signature guarantee(s) on all redemptions.

SMALL ACCOUNTS. If the value of your account falls below $2,000, the Fund may ask you to increase your balance. If the account value is still below $2,000 after 60 days, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below this amount solely as a result of a reduction in your account's market value.

REDEMPTIONS IN KIND. The Fund reserves the right to pay redemption proceeds in portfolio securities rather than cash. These redemptions "in kind" usually occur if the amount requested is large enough to affect the Fund's operations (for example, if it represents more than 1 percent of the Fund's assets). A redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

LOST ACCOUNTS. The Transfer Agent will consider your account "lost" if correspondence to your address of record is returned as undeliverable, unless the Transfer Agent determines your new address. When an account is "lost," all distributions on the account will be reinvested in additional shares of the Fund. In addition, the amount of any outstanding (unpaid for 6 months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be cancelled.

EXCHANGE PRIVILEGES

You may sell your Fund shares and buy shares of any other series of the Trust, also known as an exchange, by telephone or in writing. Because exchanges are treated as a sale and purchase, they may have tax consequences. Shares of the Fund acquired by means of an exchange will be purchased at the NAV next determined after receipt of the exchange request in proper form by the Transfer Agent.

REQUIREMENTS. You may exchange only between identically registered accounts (name(s), address and taxpayer ID number). To prevent the abuse of the exchange privilege to the disadvantage of other shareholders, the Fund reserves the right to terminate or modify the exchange privilege upon 60 days notice to shareholders. There is currently no limit on exchanges, but each Fund reserves the right to limit exchanges. You may exchange your shares by mail or telephone, unless you declined telephone exchange privileges on your account application. You may be responsible for any unauthorized telephone order as long as the Transfer Agent takes reasonable measures to verify that the order is genuine.

--------------------------------------------------------------------------------
HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------
BY MAIL
      o     Prepare a written request including:
            >>    Your name(s) and signature(s)
            >>    Your account number
            >>    The names of the funds you are exchanging
            >>    The  dollar  amount or number of shares  you want to sell (and exchange)
      o If opening a new account, complete an account application if you are requesting different shareholder privileges
      o     Mail us your request and documentation
--------------------------------------------------------------------------------
BY TELEPHONE
      o Call us with your request (unless you declined telephone redemption privileges on your account application)
      o     Provide the following information:
            >>    Your account number
            >>    Exact name(s) in which account is registered
            >>    Additional form of identification
--------------------------------------------------------------------------------

The Transfer Agent requires personal identification before accepting any exchange request by telephone, and telephone exchange instructions may be recorded. If reasonable procedures are followed by the Transfer Agent, neither the Transfer Agent nor the Fund will be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in exchanging shares by telephone. If such a case should occur, sending exchange instructions by mail should be considered.

MARKET TIMING

Excessive, short-term market timing or other abusive trading practices may disrupt portfolio management strategies, may drive Fund expenses higher, may increase taxable capital gains, and may harm Fund performance (diluting the value of Fund shares held by long-term investors).

It is the Trust's policy to strongly discourage abusive short-term trading or market timing in the Fund. This policy and related procedures are designed to reduce, to the extent possible, investors from using the Fund for abusive short-term trading or market timing. To minimize harm to the Fund and its shareholders, the Trust reserves the right to reject any purchase orders, without prior notice, that the Trust believes are made on behalf of persons engaging in excessive short-term trading, including exchange purchases.

Service providers to the Trust (primarily the Adviser and the Transfer Agent) will assist the Trust in undertaking steps necessary to implement this policy and related procedures. Trust service providers will assist the Trust in monitoring selected trades based on a shareholder's trading activity and history in an effort to detect short-term trading activities. If as a result of this monitoring the service providers believe a shareholder has engaged in abusive trading practices, they will inform the Trust's CCO and may, after consultation with or at the discretion of the Trust's CCO, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder's account.

The Fund relies on intermediaries to help enforce its market timing policies. If the Fund detects short-term trading activity, the Fund will seek the assistance of the intermediary to investigate that trading activity and take appropriate action, including prohibiting additional purchases of Fund shares by the intermediary and/or its client. Although the Fund has taken steps to discourage abusive short-term trading or market timing, the Fund cannot guarantee that such trading will not occur.

--------------------------------------------------------------------------------
DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DISTRIBUTIONS

The Fund declares and pays distributions from net investment income quarterly. Any net capital gain realized by the Fund will be distributed at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested. Shares become entitled to receive distributions on the day after the shares are issued.

TAXES

The Fund intends to operate in a manner such that it will not be liable for Federal income or excise tax.

The Fund's distributions of net investment income (including short-term capital gain) are taxable to you as ordinary income, although certain income dividends may be taxed to non-corporate shareholders at long-term capital gains rates. The Fund's distributions of long-term capital gain, if any, generally are taxable to you as long-term capital gain regardless of how long you have held your shares of the Fund. Distributions may also be subject to state and local taxes.

If you purchase shares shortly before the Fund makes a distribution, you are taxed on the distribution even though the distribution may represent a return of your investment. The sale or exchange of Fund shares is a taxable transaction for Federal income tax purposes.

The Fund may be required to withhold Federal income tax at the rate of 30 percent of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the Internal Revenue Service that you are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against your Federal income tax liability.

The Fund will mail you reports in January of each year containing information about the income tax status of distributions paid during the prior year. For further information about the tax effects of investing in the Fund, including state and local tax matters, please see the SAI and consult your tax advisor.

--------------------------------------------------------------------------------

                -------------------------------------------------
                    NOTICE OF PRIVACY POLICIES AND PROCEDURES
                -------------------------------------------------


At the Monteagle Funds, we are committed to protecting your financial privacy.

The personal information that we have about you comes directly from you. You disclosed much of this information on your mutual fund account application or we may have contacted you by telephone or mail for additional information.

We keep information about the investments you purchase, transactions and payment history. We may in extreme cases collect personal information from outside sources, including consumer reporting agencies.

We do not sell shareholder information to anyone. We do not disclose your personal information to companies or organizations not affiliated with us. We may use your personal information to communicate with you about your investments. In addition, we may, as permitted by law and without your prior permission, provide personal information about you contained in our records or files to persons or organizations such as:

o Persons who perform business functions for us, such as third parties that provide assistance in processing and servicing your account;
o     The Fund's investment adviser; and
o     Regulatory or law-enforcement authorities.

We recognize the need to provide protection against unauthorized access to the information we collect, including that held in an electronic format on our computer systems. We maintain physical, electronic, and organizational safeguards to protect your personal information. We continually review our policies and practices, monitor our computer networks and test the strength of our security in order to help us ensure the safety of client information.

The Monteagle Funds consider privacy a fundamental right of shareholders and take seriously the obligation to safeguard shareholder information. We will adhere to the policies and practices above for both current and former shareholders. If you believe that any information about you is not accurate, please let us know.

--------------------------------------------------------------------------------

               --------------------
               FOR MORE INFORMATION
               --------------------

            ANNUAL/SEMI-ANNUAL REPORTS                      [LOGO OMITTED]
The Fund publishes annual and semi-annual reports          MONTEAGLE FUNDS
to   shareholders    that   provide    additional
information about the Fund's investments.  In the
Fund's annual report,  you will find a discussion
of   the   market   conditions   and   investment
strategies that significantly affected the Fund's    MONTEAGLE FIXED INCOME FUND
performance during its last fiscal year.
                                                     MONTEAGLE INFORMED INVESTOR
   STATEMENT OF ADDITIONAL INFORMATION ("SAI")               GROWTH FUND
The SAI provides more detailed  information about
the  Fund  and it is  incorporated  by  reference     MONTEAGLE LARGE CAP GROWTH
into, and is legally part of, this Prospectus.  A                FUND
description of the Fund's policies and procedures
with respect to the  disclosure  of its portfolio        MONTEAGLE VALUE FUND
holdings is available in the SAI.
                                                       MONTEAGLE QUALITY GROWTH
               CONTACTING THE FUND                              FUND
You can get free copies of the Fund's  annual and
semi-annual  reports and the SAI,  request  other    MONTEAGLE SELECT VALUE FUND
information and discuss your questions about the Fund by contacting your broker or the Fund at:

                 MONTEAGLE FUNDS
              6550 Directors Parkway                       MONTEAGLE FUNDS
               Abilene, Texas 79606                      6550 DIRECTORS PKWY
      (888) 263-5593 www.monteaglefunds.com               ABILENE, TX 79606
                                                        www.monteaglefunds.com
 SECURITIES AND EXCHANGE COMMISSION INFORMATION
You can also review the Fund's  reports,  SAI and          C/O ULTIMUS FUND
other  information  about the Fund at the  Public         DISTRIBUTORS, LLC
Reference Room of the SEC. The scheduled hours of         225 PICTORIA DRIVE
operation  of the  Public  Reference  Room may be             SUITE 450
obtained  by calling  the SEC at (202)  551-8090.        CINCINNATI, OH 45246
You can get  copies  of this  information,  for a           (888) 263-5593
fee, by e-mailing or by writing to:

              Public Reference Room
        Securities and Exchange Commission
           Washington, D.C. 20549-0102
        E-mail address: publicinfo@sec.gov

Free copies of the reports and SAI are available from the SEC's Web site at: http://www.sec.gov.


Investment Company Act File No. 811-08529

                                 [LOGO OMITTED]
                                MONTEAGLE FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION

                                 March 31, 2008

                     MONTEAGLE INFORMED INVESTOR GROWTH FUND

                                FUND INFORMATION
                                 Monteagle Funds
                       c/o Ultimus Fund Distributors, LLC
                          225 Pictoria Drive, Suite 450
                             Cincinnati, Ohio 45246
                                 (888) 263-5593

                               INVESTMENT ADVISER
                          Nashville Capital Corporation
                        209 10th Avenue South, Suite 332
                               Nashville, TN 37203
                                 (800) 459-9084

                  ACCOUNT INFORMATION AND SHAREHOLDER SERVICES
                                 Monteagle Funds
                         c/o Ultimus Fund Solutions, LLC
                          225 Pictoria Drive, Suite 450
                             Cincinnati, Ohio 45246
                                 (888) 263-5593

This Statement of Additional Information or SAI supplements the Prospectus as of March 31, 2008, as may be amended from time to time, offering shares of Monteagle Informed Investor Growth Fund (the "Fund"). This SAI is not a prospectus and should only be read in conjunction with a prospectus. The Fund's Prospectus may be obtained, without charge, by contacting shareholder services at the address or telephone number listed above.

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

GLOSSARY                                                                       I

INVESTMENTS POLICIES AND RISKS                                                 1

INVESTMENT LIMITATIONS                                                         8

PERFORMANCE DATA AND ADVERTISING                                              11

MANAGEMENT                                                                    17

PORTFOLIO TRANSACTIONS                                                        28

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION                                31

TAXATION                                                                      35

OTHER MATTERS                                                                 41

APPENDIX A - DESCRIPTION OF SECURITIES RATINGS                               A-1

APPENDIX B - PROXY VOTING PROCEDURES                                         B-1

--------------------------------------------------------------------------------
GLOSSARY
--------------------------------------------------------------------------------

      "Administrator" or "Transfer Agent" means Ultimus Fund Solutions, LLC, the
      administrator,   transfer  agent,   dividend  disbursing  agent  and  fund
      accountant of the Fund.

      "Adviser" means Nashville Capital Corporation as appropriate.

      "Board" means the Board of Trustees of the Trust.

      "CFTC" means the U.S. Commodities Futures Trading Commission.

      "Code" means the Internal Revenue Code of 1986, as amended.

      "Custodian" means the custodian of the Fund's assets.

      "Distributor"   means  Ultimus  Fund  Distributors,   LLC,  the  principal
      underwriter of the Fund.

      "Fitch" means Fitch Ratings.

      "Fund" means the series of the Trust to which this SAI relates as identified on the cover page.

      "Funds" means collectively all of the series of the Monteagle Funds.

      "Moody's" means Moody's Investors Service.

      "NAV" means net asset value.

      "NRSRO" means a nationally recognized statistical rating organization.

      "SAI" means the Monteagle Funds Statement of Additional Information.

      "SEC" means the U.S. Securities and Exchange Commission.

      "S&P" means Standard & Poor's.

      "Stock Index Futures" means futures contracts that relate to broadly based stock indices.

      "Sub-adviser" means T.H. Fitzgerald & Co. as appropriate.

      "Trust" means Monteagle Funds.

      "Trustees" means the Board of Trustees of the Trust.

      "U.S. Government Securities" means obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

      "U.S. Treasury Securities" means obligations issued or guaranteed by the U.S. Treasury.

      "1933 Act" means the Securities Act of 1933, as amended.

      "1940 Act" means the Investment Company Act of 1940, as amended.

--------------------------------------------------------------------------------
INVESTMENT POLICIES AND RISKS
--------------------------------------------------------------------------------

The following discussion supplements the disclosure in the prospectuses about the Fund's investment techniques, strategies and risks.

TEMPORARY DEFENSIVE POSITION

The Fund may assume a temporary defensive position and may invest without limit in money market instruments that are of prime quality. Prime quality money market instruments are those instruments that are rated in one of the two highest short-term rating categories by an NRSRO or, if not rated, determined by the Adviser or Sub-adviser to be of comparable quality. The Fund may invest in commercial paper as an investment and not as a temporary defensive position. Except as noted below with respect to variable master demand notes, issues of commercial paper normally have maturities of less than nine months and fixed rates of return.

Money market instruments usually have maturities of one year or less and fixed rates of return. The money market instruments in which the Fund may invest include U.S. Government Securities, commercial paper, time deposits, bankers acceptances and certificates of deposit of banks doing business in the United States that have, at the time of investment, total assets in excess of $1 billion and that are insured by the Federal Deposit Insurance Corporation, corporate notes and short-term bonds and money market mutual funds. The Funds may only invest in money market mutual funds to the extent permitted by the 1940 Act.

The money market instruments in which the Fund may invest may have variable or floating rates of interest. These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangement with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days' notice. These obligations generally are not traded, nor generally is there an established secondary market for these obligations. To the extent a demand note does not have a 7-day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid security.

Variable amount master demand notes are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between the Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, the Fund may demand payment of principal and accrued interest at any time. Variable amount master demand notes must satisfy the same criteria as set forth above for commercial paper.

HEDGING AND OPTION INCOME STRATEGIES

The Fund may seek to hedge against a decline in the value of securities it owns or an increase in the price of securities that it plans to purchase. The Fund accomplishes a hedge by purchasing options or writing (selling) covered options on securities in which it has invested or on any securities index based in whole or in part on securities in which the Fund may invest. Options may trade on an exchange or the over-the-counter market.

The Fund may invest in certain financial futures contracts and options contracts in accordance with the policies described in this SAI. The Fund will only invest in futures contracts, options on futures contracts and other options contracts that are subject to the jurisdiction of the CFTC after filing a notice of eligibility and otherwise complying with the requirements of Section 4.5 of the rules of the CFTC. Under that section, the Fund will not enter into any futures contract or option on a futures contract if, as a result, the aggregate initial margins and premiums required to establish such positions would exceed 5% of a Fund's net assets.

The Fund has no current intention of investing in futures contracts and options thereon for purposes other than hedging. The Fund may buy or sell stock index futures contracts, such as contracts on the S&P 500 stock index. In addition, the Fund may buy or sell futures contracts on Treasury bills, Treasury bonds and other financial instruments. The Fund may write covered options and buy options on the futures contracts in which they may invest.

The Fund may not purchase any call or put option on a futures contract if the premiums associated with all such options held by the Fund would exceed 5% of the Fund's total assets as of the date the option is purchased. The Fund may not sell a put option if the exercise value of all put options written by the Fund would exceed 50% of the Fund's total assets. Likewise, the Fund may not sell a call option if the exercise value of all call options written by the Fund would exceed the value of the Fund's assets. In addition, the current market value of all open futures positions held by the Fund may not exceed 50% of its total assets.

These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities).

The Fund may write any covered options. An option is covered if, as long as the Fund is obligated under the option, it owns an offsetting position in the underlying security or maintains cash, U.S. Government Securities or other liquid, high-grade debt securities with a value at all times sufficient to cover the Fund's obligation under the option.

No assurance can be given, however, that any hedging or option income strategy will succeed in achieving its intended result.

IN GENERAL

A call option is a contract pursuant to which the purchaser of the call option, in return for a premium paid, has the right to buy the security (or index) underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation upon exercise of the option to deliver the underlying security (or a cash amount equal to the value of the index) against payment of the exercise price during the option period.

A put option gives its purchaser, in return for a premium, the right to sell the underlying security (or index) at a specified price during the term of the option. The writer of the put option, who receives the premium, has the obligation to buy the underlying security (or receive a cash amount equal to the value of the index), upon exercise at the exercise price during the option period.

The amount of premium received or paid for an option is based upon certain factors, including the market price of the underlying security or index, the relationship of the exercise price to the market price, the historical price volatility of the underlying security or index, the option period and interest rates.

There are a limited number of options contracts on securities indices and option contracts may not be available on all securities that a Fund may own or seek to own.

Bond and stock index futures contracts are bilateral agreements in which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the bond or stock index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made. Generally, these futures contracts are closed out prior to the expiration date of the contract.

Options on futures contracts are similar to stock options except that an option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract rather than to purchase or sell stock, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position to the holder of the option will be accompanied by transfer to the holder of an accumulated balance representing the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the future.

COVERED CALLS AND HEDGING The Fund may purchase or sell (write) put and call options on securities to seek to hedge against a decline in the value of securities owned by it or an increase in the price of securities which it plans to purchase. Hedging or option income strategies include the writing and purchase of exchange-traded and over-the-counter options on individual securities or financial indices and the purchase and sale of financial futures contracts and related options. Whether or not used for hedging purposes, these investment techniques involve risks that are different in certain respects from the investment risks associated with the other investments of a Fund. Principal among such risks are: (1) the possible failure of such instruments as hedging techniques in cases where the price movements of the securities underlying the options or futures do not follow the price movements of the portfolio securities subject to the hedge; (2) potentially unlimited loss associated with futures transactions and the possible lack of a liquid secondary market for closing out a futures position; and (3) possible losses resulting from the inability of the Adviser or Sub-adviser to correctly predict the direction of stock prices, interest rates and other economic factors. To the extent the Fund invests in foreign securities, it may also invest in options on foreign currencies, foreign currency futures contracts and options on those futures contracts. Use of these instruments is subject to regulation by the SEC, the several options and futures exchanges upon which options and futures are traded or the CFTC.

Except as otherwise noted in this SAI, the Fund will not use leverage in its options and hedging strategies. In the case of transactions entered into as a hedge, the Fund will hold securities, currencies or other options or futures positions whose values are expected to offset ("cover") its obligations thereunder. The Fund will not enter into a hedging strategy that exposes it to an obligation to another party unless at least one of the following conditions is met. The Fund owns either an offsetting ("covered") position; or it owns cash, U.S. Government Securities or other liquid securities (or other assets as may be permitted by the SEC) with a value sufficient at all times to cover its potential obligations. When required by applicable regulatory guidelines, the Fund will set aside cash, U.S. Government Securities or other liquid securities (or other assets as may be permitted by the SEC) in a segregated account with its custodian in the prescribed amount. Any assets used for cover or held in a segregated account cannot be sold or closed out while the hedging or option income strategy is outstanding, unless they are replaced with similar assets. As a result, there is a possibility that the use of cover or segregation involving a large percentage of the Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

OPTIONS STRATEGIES. The Fund may purchase put and call options written by others and sell put and call options covering specified individual securities, securities or financial indices or currencies. A put option (sometimes called a "standby commitment") gives the buyer of the option, upon payment of a premium, the right to deliver a specified amount of currency to the writer of the option on or before a fixed date at a predetermined price. A call option (sometimes called a "reverse standby commitment") gives the purchaser of the option, upon payment of a premium, the right to call upon the writer to deliver a specified amount of currency on or before a fixed date, at a predetermined price. The predetermined prices may be higher or lower than the market value of the underlying currency. The Fund may buy or sell both exchange-traded and over-the-counter ("OTC") options. The Fund will purchase or write an option only if that option is traded on a recognized U.S. options exchange or if the Adviser or Sub-adviser believes that a liquid secondary market for the option exists. When the Fund purchases an OTC option, it relies on the dealer from whom it has purchased the OTC option to make or take delivery of the currency underlying the option. Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as the loss of the expected benefit of the transaction. OTC options and the securities underlying these options currently are treated as illiquid securities by the Fund.

Upon selling an option, the Fund receives a premium from the purchaser of the option. Upon purchasing an option the Fund pays a premium to the seller of the option. The amount of premium received or paid by the Fund is based upon certain factors, including the market price of the underlying securities, index or currency, the relationship of the exercise price to the market price, the historical price volatility of the underlying assets, the option period, supply and demand and interest rates.

The Fund may purchase call options on debt securities that the Fund's Adviser or Sub-adviser intends to include in the Fund's portfolio in order to fix the cost of a future purchase. Call options may also be purchased to participate in an anticipated price increase of a security on a more limited risk basis than would be possible if the security itself were purchased. If the price of the underlying security declines, this strategy would serve to limit the potential loss to the Fund to the option premium paid. Conversely, if the market price of the underlying security increases above the exercise price and the Fund either sells or exercises the option, any profit eventually realized will be reduced by the premium paid. The Fund may similarly purchase put options in order to hedge against a decline in market value of securities held in its portfolio. The put enables the Fund to sell the underlying security at the predetermined exercise price; thus the potential for loss to the Fund is limited to the option premium paid. If the market price of the underlying security is lower than the exercise price of the put, any profit the Fund realizes on the sale of the security would be reduced by the premium paid for the put option less any amount for which the put may be sold.

The Adviser or Sub-adviser may write call options when it believes that the market value of the underlying security will not rise to a value greater than the exercise price plus the premium received. Call options may also be written to provide limited protection against a decrease in the market price of a security, in an amount equal to the call premium received less any transaction costs.

The Fund may purchase and write put and call options on fixed income or equity security indexes in much the same manner as the options discussed above, except that index options may serve as a hedge against overall fluctuations in the fixed income or equity securities markets (or market sectors) or as a means of participating in an anticipated price increase in those markets. The effectiveness of hedging techniques using index options will depend on the extent to which price movements in the index selected correlate with price movements of the securities, which are being hedged. Index options are settled exclusively in cash.

RISKS

The Fund's use of options subjects the Fund to certain investment risks and transaction costs to which it might not otherwise be subject. These risks include:

o Dependence on the Adviser or Sub-adviser's ability to predict movements in the prices of individual securities and fluctuations in the general securities markets.
o Imperfect correlations between movements in the prices of options and movements in the price of the securities (or indices) hedged or used for cover, which may cause a given hedge not to achieve its objective.
o The fact that the skills and techniques needed to trade these instruments are different from those needed to select the securities in which the Fund invests.
o Lack of assurance that a liquid secondary market will exist for any particular instrument at any particular time, which, among other things, may hinder the Fund's ability to limit exposures by closing its positions.
o The possible need to defer closing out of certain options, futures contracts and related options to avoid adverse tax consequences.

Other risks include the inability of the Fund, as the writer of covered call options, to benefit from any appreciation of the underlying securities above the exercise price, and the possible loss of the entire premium paid for options purchased by the Fund.

CONVERTIBLE SECURITIES

The Fund may only invest in convertible securities that are investment grade.

IN GENERAL

Convertible securities, which include convertible debt, convertible preferred stock and other securities exchangeable under certain circumstances for shares of common stock, are fixed income securities or preferred stock which generally may be converted at a stated price within a specific amount of time into a specified number of shares of common stock. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible debt securities or preferred equity in that they ordinarily provide a stream of income with generally higher yields than do those of common stocks of the same or similar issuers. These securities are usually senior to common stock in a company's capital structure, but usually are subordinated to non-convertible debt securities.

Convertible securities have unique investment characteristics in that they generally have higher yields than common stocks, but lower yields than comparable non-convertible securities. Convertible securities are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics; and they provide the potential for capital appreciation if the market price of the underlying common stock increases.

A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by the Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

RISKS

Investment in convertible securities generally entails less risk than investment in the issuer's common stock. The extent to which such risk is reduced, however, depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. Convertible securities also are subject to the risks of debt securities. Changes in interest rates could adversely affect a convertible security's value and an issuer may default on payments of interest or principal.

VALUE OF CONVERTIBLE SECURITIES

The value of a convertible security is a function of its "investment value" and its "conversion value". The investment value of a convertible security is determined by comparing its yield with the yields of other securities of comparable maturity and quality that do not have a conversion privilege. The conversion value is the security's worth, at market value, if converted into the underlying common stock. The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may affect the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value and generally the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. In addition, a convertible security generally will sell at a premium over its conversion value determined by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

ILLIQUID AND RESTRICTED SECURITIES

The Fund may not acquire securities or invest in repurchase agreements if, as a result, more than 15% of the Fund's net assets (taken at current value) would be invested in illiquid securities.

IN GENERAL

The term "illiquid securities" means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Illiquid securities include repurchase agreements not entitling the holder to payment of principal within seven days, purchased over-the-counter options, securities which are not readily marketable and restricted securities. Restricted securities, except as otherwise determined by the Adviser or Sub-adviser, are securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act.

RISKS

Certain risks are associated with holding illiquid and restricted securities. For instance, limitations on resale may have an adverse effect on the marketability of a security and the Fund might also have to register a restricted security in order to dispose of it, resulting in expense and delay. The Fund might not be able to dispose of restricted or illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions. There can be no assurance that a liquid market will exist for any security at any particular time. Any security, including securities determined by the Adviser or Sub-adviser to be liquid, can become illiquid.

DETERMINING LIQUIDITY

The Board has the ultimate responsibility for determining whether specific securities are liquid or illiquid and has delegated the function of making determinations of liquidity to the Adviser or Sub-adviser, pursuant to guidelines approved by the Board. The Adviser or Sub-adviser determines and monitors the liquidity of the portfolio securities and reports periodically on its decisions to the Board. The Adviser or Sub-adviser takes into account a number of factors in reaching liquidity decisions, including but not limited to:
(1) the frequency of trades and quotations for the security;

(2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer.

An institutional market has developed for certain restricted securities. Accordingly, contractual or legal restrictions on the resale of a security may not be indicative of the liquidity of the security. If such securities are eligible for purchase by institutional buyers in accordance with Rule 144A under the 1933 Act or other exemptions, the Adviser or Sub-adviser may determine that the securities are not illiquid.

--------------------------------------------------------------------------------
INVESTMENT LIMITATIONS
--------------------------------------------------------------------------------

For purposes of all investment policies of the Fund: (1) the term 1940 Act includes the rules thereunder, SEC interpretations and any exemptive order upon which the Fund may rely; and (2) the term Code includes the rules thereunder, IRS interpretations and any private letter ruling or similar authority upon which the Fund may rely.

Except as required by the 1940 Act or the Code, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of the Fund's assets or purchases and redemptions of shares will not be considered a violation of the limitation.

A fundamental policy of the Fund cannot be changed without the affirmative vote of the lesser of: (1) 50% of the outstanding shares of the Fund; or (2) 67% of the shares of the Fund present or represented at a shareholders' meeting at which the holders of more than 50% of the outstanding shares of the Fund are present or represented. The Board may change a non-fundamental policy of the Fund without shareholder approval.

FUNDAMENTAL LIMITATIONS

The Fund's investment objective is fundamental. The Fund has adopted the following investment limitations, which are fundamental policies of the Fund.

ISSUANCE OF SENIOR SECURITIES

The Fund may not issue senior securities except as: i) permitted by the 1940 Act, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff; and ii) to the extent the Fund may borrow money subject to its investment limitation on borrowing.

UNDERWRITING ACTIVITIES

The Fund may not act as an underwriter of securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter for purpose of the 1933 Act.

CONCENTRATION

The Fund may not purchase the securities of issuers (other than U.S. Government Securities) conducting their business activity in the same industry if, immediately after such purchase, the value of the Fund's investments in such industry would comprise 25% or more of the value of its total assets.

PURCHASES AND SALES OF REAL ESTATE

The Fund may not purchase or sell real estate or any interest therein, except that the Fund may invest in securities issued or guaranteed by corporate or governmental entities secured by real estate or interests therein, such as mortgage pass-throughs and collateralized mortgage obligations, or issued by companies that invest in real estate or interests therein.

PURCHASES AND SALES OF COMMODITIES

The Fund may not purchase or sell physical commodities or contracts, options or options on contracts to purchase or sell physical commodities; provided that currency and currency-related contracts and contracts on indices will not be deemed to be physical commodities.

MAKING LOANS

The Fund may not make loans to other persons except for the purchase of debt securities that are otherwise permitted investments or loans of portfolio securities through the use of repurchase agreements, or securities lending programs and agreements. The Fund may pay fees to arrange securities loans and the Fund will, as a fundamental policy, limit securities lending to not more than 33-1/3% of the value of its total assets.

DIVERSIFICATION

The Fund is "diversified" as that term is defined in the 1940 Act. Accordingly, the Fund may not purchase a security if, as a result; (1) more than 5% of the Fund's total assets would be invested in the securities of a single issuer; or
(2) the Fund would own more than 10% of the outstanding voting securities of a single issuer. This limitation applies only to 75% of the Fund's total assets and does not apply to U.S. Government Securities.

NON-FUNDAMENTAL LIMITATIONS

The Fund has adopted the following investment limitations, which are not fundamental policies of the Fund.

BORROWING

The Fund may not purchase portfolio securities if its outstanding borrowings exceed 5% of its total assets or borrow for purposes other than meeting redemptions in an amount exceeding 5% of the value of its total assets at the time the borrowing is made.

ILLIQUID SECURITIES

The Fund may not acquire securities or invest in repurchase agreements with respect to any securities if, as result, more than 15% of the Fund's net assets (taken at current value) would be invested in illiquid securities.

SHORT SALES

The Fund may not make short sales of securities (except short sales against the box).

PURCHASES ON MARGIN

The Fund may not purchase securities on margin except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities but, the Fund may make margin deposits in connection with permitted transactions in options, futures contracts and options on futures contracts.

UNSEASONED ISSUERS

The Fund may not invest more than 5% of the value of the Fund's  total assets in
securities  (other  than  fully   collateralized  debt  obligations)  issued  by
companies that have conducted continuous operations for less than three years.

PLEDGING

The Fund may not pledge, mortgage, hypothecate or encumber any of its assets except to secure permitted borrowings or to secure other permitted transactions. The deposit in escrow of securities in connection with the writing of put and call options, collateralized loans of securities and collateral arrangements with respect to margin for futures contracts are not deemed to be pledges or hypothecations for this purpose.

OIL, GAS OR MINERAL

The Fund may not invest in interests in oil or gas or interests in other mineral exploration or development programs.

--------------------------------------------------------------------------------
PERFORMANCE DATA AND ADVERTISING
--------------------------------------------------------------------------------

PERFORMANCE DATA

The Fund may quote  performance  in various ways.  All  performance  information
supplied  in  advertising,  sales  literature,   shareholder  reports  or  other
materials is historical and is not intended to indicate future returns.

The Fund may compare any of its performance information with:

o Data published by independent evaluators such as Morningstar, Inc., Lipper Analytical Services, Inc., IBC/Donoghue, Inc., CDA/Wiesenberger or other companies which track the investment performance of investment companies ("Fund Tracking Companies").

o     The performance of other mutual funds.

o The performance of recognized stock and other indices, including but not limited to the Standard & Poor's 500(R) Index and the Russell 1000(R) Growth Index.

Performance information may be presented numerically or in a table, graph, or similar illustration.

Indices are not used in the management of the Fund but rather are standards by which the Fund's Adviser or Sub-adviser and shareholders may compare the performance of the Fund to an unmanaged composite of securities with similar, but not identical, characteristics as the Fund.

The Fund may refer to: (1) general market performances over past time periods such as those published by Ibbotson Associates (for instance, its "Stocks, Bonds, Bills and Inflation Yearbook"); (2) mutual fund performance rankings and other data published by Fund Tracking Companies; and (3) material and comparative mutual fund data and ratings reported in independent periodicals, such as newspapers and financial magazines.

The Fund's performance will fluctuate in response to market conditions and other factors.

The Fund's performance may be quoted in terms of yield or total return. The Fund's yield is a way of showing the rate of income the Fund earns on its investments as a percentage of the Fund's share price. To calculate standardized yield for the Fund, the Fund takes the income it earned from its investments for a 30-day period (net of expenses), divides it by the average number of shares entitled to receive dividends, and expresses the result as an annualized percentage rate based on the Fund's share price at the end of the 30-day period.

PERFORMANCE CALCULATIONS

SEC YIELD

Standardized SEC yields for the Fund used in advertising are computed by dividing the Fund's interest income (in accordance with specific standardized rules) for a given 30 day or one month period, net of expenses, by the average number of shares entitled to receive income distributions during the period, dividing this figure by the Fund's net asset value per share at the end of the period and annualizing the result (assuming compounding of income in accordance with specific standardized rules) in order to arrive at an annual percentage rate.

Capital gains and losses generally are excluded from these calculations.

Income calculated for the purpose of determining the Fund's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for the Fund may differ from the rate of distribution of income from the Fund over the same period or the rate of income reported in the Fund's financial statements.

Although published yield information is useful to you in reviewing the Fund's performance, you should be aware that the Fund's yield fluctuates from day to day and that the Fund's yield for any given period is not an indication or representation by the Fund of future yields or rates of return on the Fund's shares. Financial intermediaries may charge their customers that invest in the Fund fees in connection with that investment. This will have the effect of reducing the Fund's after-fee yield to those shareholders.

The yields of the Fund are not fixed or guaranteed, and an investment in the Fund is not insured or guaranteed. Accordingly, yield information should not be used to compare shares of the Fund with investment alternatives, which, like money market instruments or bank accounts, may provide a fixed rate of interest. Also, it may not be appropriate to compare the Fund's yield information directly to similar information regarding investment alternatives that are insured or guaranteed.

Yield is calculated according to the following formula:

      Yield = 2[((a-b)/cd + 1)^6 - 1]

      Where:
            a   = dividends and interest earned during the period
            b   = expenses accrued for the period (net of reimbursements)
            c   = the  average  daily  number of shares  outstanding  during the period that were entitled to receive dividends
            d   = the  maximum  offering  price per share on the last day of the period

TOTAL RETURN CALCULATIONS

The Fund's total return shows its overall change in value, including changes in share price and assuming all of the Fund's distributions are reinvested.

AVERAGE ANNUAL TOTAL RETURNS. From time to time, the Fund advertises its average annual total return, average annual total return (after taxes on distributions) and average annual total return (after taxes on distributions and redemptions) ("Average Annual Total Returns"). Average Annual Total Returns are calculated using formulae prescribed by the SEC. To calculate standard Average Annual Total Returns, the Fund: (1) determines the growth or decline in value of a hypothetical historical investment in the Fund over a stated period; and (2) calculates the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual total return of 7.18%. Average annual total returns (after taxes on distributions) and average annual total returns (after taxes on distributions and redemptions) are an estimate that is based on the highest historical individual federal marginal income tax rates and do not reflect the effect of state and local taxes. While Average Annual Total Returns are a convenient means of comparing investment alternatives, investors should realize that performance is not constant over time but changes from year to year, and that Average Annual Total Returns represent averaged figures as opposed to the actual year-to-year performance of the Fund.

Average annual total return is calculated according to the following formula:

      P (1+T)^n = ERV

      Where:
            P   = a hypothetical initial payment of $1,000
            T   = average annual total return
            n   = number of years
            ERV = ending redeemable value:

ERV is the value, at the end of the applicable period, of a hypothetical $1,000 payment made at the beginning of the applicable period.

Average annual total return (after taxes on distributions) is calculated according to the following formula:

      P(1+T)^n = ATV
                    D

      Where:
            P    = a hypothetical initial payment of $1,000
            T    = average annual total return (after taxes on distributions)
            n    = number of years
            ATV  = ending value
               D

ATVD is the value, at the end of the applicable period, of a hypothetical $1,000 payment made at the beginning of the applicable period, after taxes on fund distributions but not after taxes on redemptions.

Average annual total return (after taxes on distributions and redemptions) is calculated according to the following formula:

      P(1+T)^n = ATV
                    DR

      Where:
            P     = a hypothetical initial payment of $1,000
            T     = average annual total return (after taxes on distributions and redemptions)
            n     = number of years
            ATV   = ending value
               DR

ATVDR is the value, at the end of the applicable period, of a hypothetical $1,000 payment made at the beginning of the applicable period, after taxes on fund distributions and redemptions.

Because average annual returns tend to smooth out variations in the Fund's returns, shareholders should recognize that they are not the same as actual year-by-year results.

OTHER MEASURES OF TOTAL RETURN. Standardized total return quotes may be accompanied by non-standardized total return figures calculated by alternative methods.

o The Fund may quote unaveraged or cumulative total returns, which reflect the Fund's performance over a stated period of time.

o Total returns may be stated in their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return.

Any total return may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments and/or a series of redemptions over any time period.

Period total return is calculated according to the following formula:

      PT = (ERV/P-1)

      Where:
            PT = period total return

The other definitions are the same as in average annual total return above.

OTHER MATTERS

The Fund may also include various information in its advertising, sales literature, shareholder reports or other materials including, but not limited to: (1) portfolio holdings and portfolio allocation as of certain dates, such as portfolio diversification by instrument type, by instrument, by location of issuer or by maturity; (2) statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed by an investor to meet specific financial goals, such as funding retirement, paying for children's education and financially supporting aging parents; (3) information (including charts and illustrations) showing the effects of compounding interest (compounding is the process of earning interest on principal plus interest that was earned earlier; interest can be compounded at different intervals, such as annually, quarterly or daily); (4) information relating to inflation and its effects on the dollar; (for example, after ten years the purchasing power of $25,000 would shrink to $16,621, $14,968, $13,465 and $12,100, respectively, if the annual rates of inflation were 4%, 5%, 6% and 7%, respectively); (5) information regarding the effects of automatic investment and systematic withdrawal plans, including the principal of dollar-cost averaging; (6) biographical descriptions of the Fund's portfolio managers and the portfolio management staff of the Fund's Adviser or Sub-adviser, summaries of the views of the portfolio manager with respect to the financial markets, or descriptions of the nature of the Adviser or Sub-adviser's and its staff's management techniques; (7) the results of a hypothetical investment in the Fund over a given number of years, including the amount that the investment would be at the end of the period; (8) the effects of investing in a tax-deferred account, such as an individual retirement account or Section 401(k) pension plan; (9) the net asset value, net assets or number of shareholders of the Fund as of one or more dates; and (10) a comparison of the Fund's operations to the operations of other funds or similar investment products, such as a comparison of the nature and scope of regulation of the products and the products' weighted average maturity, liquidity, investment policies, and the manner of calculating and reporting performance.

As an example of compounding, $1,000 compounded annually at 9.00% will grow to $1,090 at the end of the first year (an increase in $90) and $1,188 at the end of the second year (an increase in $98). The extra $8 that was earned on the $90 interest from the first year is the compound interest. One thousand dollars compounded annually at 9.00% will grow to $2,367 at the end of ten years and $5,604 at the end of 20 years. Other examples of compounding are as follows: at 7% and 12% annually, $1,000 will grow to $1,967 and $3,106, respectively, at the end of ten years and $3,870 and $9,646, respectively, at the end of twenty years. These examples are for illustrative purposes only and are not indicative of the Fund's performance.

The Fund may advertise information regarding the effects of automatic investment and systematic withdrawal plans, including the principal of dollar cost averaging. In a dollar-cost averaging program, an investor invests a fixed dollar amount in the Fund at period intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not insure a profit or guard against a loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares had been purchased at those intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares through periods of low price levels. For example, if an investor invests $100 a month for a period of six months in the Fund the following will be the relationship between average cost per share ($14.35 in the example given) and average price per share:

--------------------------------------------------------------------------------
PERIOD     SYSTEMATIC INVESTMENT         SHARE PRICE          SHARES PURCHASED
--------------------------------------------------------------------------------
  1                 $100                     $10                    10.00
  2                 $100                     $12                     8.33
  3                 $100                     $15                     6.67
  4                 $100                     $20                     5.00
  5                 $100                     $18                     5.56
  6                 $100                     $16                     6.25
           TOTAL INVESTED $600      AVERAGE PRICE $15.17     TOTAL SHARES 41.81

In connection with its advertisements, the Fund may provide "shareholder's letters" which serve to provide shareholders or investors an introduction into the Fund's, the Trust's or any of the Trust's service provider's policies or business practices. For instance, advertisements may provide for a message from the Fund's Adviser or Sub-adviser that it is committed to quality products and outstanding service to assist its customers in meeting their financial goals and setting forth the reasons that the Adviser or Sub-adviser believes that it has been successful as a portfolio manager.

From time to time marketing materials may include a description of the Trust's "manager of managers" structure which includes the selection of an investment consultant and the Sub-adviser and the criteria for their selection in terms of asset size, investment expertise, reputation and staffing. Marketing materials may include references to the Fund's Distributor and the Fund's Administrator, including its expertise, and staffing and assets under administration. Marketing materials may explain that the Trust may be used as an investment vehicle in many circumstances, including government investment pools, cemetery merchandise trusts, funeral industry pre-need trusts, corporate retirement plans, IRAs, and other association-related trusts.

--------------------------------------------------------------------------------
MANAGEMENT
--------------------------------------------------------------------------------

The business of the Trust is conducted under the direction of the Board. The officers and Trustees of the Trust may be directors, officers or employees of (and persons providing services to the Trust may include) the Distributor, its affiliates or affiliates of the Trust.

TRUSTEES AND OFFICERS

The business and affairs of the Fund are managed under the direction of the Board in compliance with the laws of the state of Delaware. The names of the Trustees and executive officers of the Trust, their position with the Trust, address, age and principal occupations during the past five years are set forth below. Trustees have no official term of office and generally serve until they resign, or are not reelected.

----------------------------------------------------------------------------------------------------------------------------------
                                                        INTERESTED TRUSTEES
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                Number of
                                                                                                   Trust          Other
    Name,       Position     Length of                                                          Portfolios    Directorships
  Address &     Held with      Time                    Principal Occupation(s)                   Overseen       of Public
Date of Birth     Trust       Served                   During the Past 5 Years                  by Trustee      Companies
----------------------------------------------------------------------------------------------------------------------------------
 CARL CLAYTON  President      Since     Parkway Advisors, L.P. CEO from 04/01 to present;            5            None
   PETERSON*                 10-07-02   Directors Investment Group, Inc., Director from 04/03
    6550                                to present; Parkway Advisors Group, Inc. and Parkway
  Directors                             Advisors Holdings, Inc. President from 04/01 to
    Pkwy,       Trustee       Since     present; Citco Mutual Fund Distributors, Inc.,
  Abilene,                   11-29-02   Registered Representative from 10/03 to 02/07;
 Texas 79606                            Ultimus Fund Distributors, LLC, Registered
   Age 47                               Representative from 02/07 to present.
---------------------------------------------------------------------------------------------------------------------------------
                                                      DISINTERESTED TRUSTEES
---------------------------------------------------------------------------------------------------------------------------------
                                                                                           NUMBER OF TRUST
                                                                                              PORTFOLIOS            OTHER
        NAME, ADDRESS &            POSITION(S)      LENGTH OF    PRINCIPAL OCCUPATION(S)     OVERSEEN BY      DIRECTORSHIPS OF
         DATE OF BIRTH           HELD WITH TRUST   TIME SERVED   DURING THE PAST 5 YEARS       TRUSTEE        PUBLIC COMPANIES
---------------------------------------------------------------------------------------------------------------------------------
  LARRY JOE ANDERSON                Trustee          Since         Certified Public              5                 None
 4208 College Avenue,                              11-29-02     Accountant, Anderson &
 Snyder, Texas 79549                                           West, P.C. January 1985
        Age 59                                                        to present.

  BRIAN JOSEPH GREEN                Trustee          Since       Restaurateur, Cypress           5                 None
     158 Cypress,                                  11-29-02    Street Station, February
 Abilene, Texas 79601                                              1993 to present.
        Age 49

CHARLES MICHAEL KINARD              Trustee          Since          Retired; Senior              5                 None
  1725 Richland Dr.,                               11-29-02    Vice-President and Trust
 Abilene, Texas 79601                                           Officer, First National
        Age 64                                                    Bank of Abilene to
                                                                    December 1998.
---------------------------------------------------------------------------------------------------------------------------------

* Mr. Peterson, as an affiliated person of an investment adviser of the Trust, is considered an "interested person" of the Trust within the meaning of Section 2(a)(19) of the 1940 Act.

All members of the Board of Trustees were elected by shareholders on November 29, 2002.

Messrs. Kinard and Peterson are members of the Valuation Committee, which is responsible for monitoring the value of the Fund's assets and, if necessary between Board meetings, take emergency action to value securities. The Valuation Committee was not required to meet during the most recent fiscal year.

The disinterested Trustees are the members of the Nominating Committee, which is responsible for overseeing the composition of both the Board as well as the various committees of the Trust to ensure that these positions are filled by competent and capable candidates. The Nominating Committee was not required to meet during the Trust's most recent fiscal year. The Nominating Committee does not currently consider for nomination candidates proposed by shareholders for election as Trustees.

The disinterested Trustees are the members of the Audit Committee, which is responsible for meeting with the Trust's independent registered public accountants to: (a) review the arrangements and scope of any audit; (b) discuss matters of concern relating to the Trust's financial statements, including any adjustments to such statements recommended by the accountants, or other results of any audit; (c) consider the accountants' comments with respect to the Trust's financial policies, procedures, and internal accounting controls; and (d) review any form of opinion the accountants propose to render to the Trust. The Audit Committee met two times during the Trust's most recent fiscal year.

Since the Fund has not yet commenced operations as of the date of this Statement of Additional Information, no Trustee or officer owns any of the outstanding shares of the Fund.

-------------------------------------------------------------------------------------------------------------------------
                                                      OFFICERS
-------------------------------------------------------------------------------------------------------------------------
NAME, ADDRESS & DATE OF BIRTH         POSITION(S) HELD    PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS
                                          OF FUNDS
-------------------------------------------------------------------------------------------------------------------------
    CARL CLAYTON PETERSON                 President       Parkway  Advisors,  L.P.  CEO from 04/01 to present;  Directors
   6550 Directors Parkway,                                Investment Group, Inc., Director from 04/03 to present; Parkway
     Abilene, Texas 79606                                 Advisors  Group,  Inc.  and  Parkway  Advisors  Holdings,  Inc.
            Age 47                                        President   from   04/01  to   present;   Citco   Mutual   Fund
                                                          Distributors,  Inc.,  Registered  Representative  from 10/03 to
                                                          02/07;    Ultimus   Fund    Distributors,    LLC,    Registered
                                                          Representative from 02/07 to present.
-------------------------------------------------------------------------------------------------------------------------
       PAUL B. ORDONIO                 Vice President,    Parkway Advisors,  L.P., Vice President & Counsel from 08/02 to
   6550 Directors Parkway,                Secretary       present;  Parkway  Advisors  Group,  Inc.,  Vice  President and
     Abilene, Texas 79606                 and Chief       Counsel  from 08/02 to  present.  Aftermath  Consulting,  Inc.,
            Age 40                   Compliance Officer   Director from 05/02 to present;  P.O.  Properties,  Inc.,  Vice
                                                          President from 06/99 to present;  WordWise  Document  Services,
                                                          LLC,  President  from  08/97  to  present;  Ordonio  &  Assoc.,
                                                          President from 11/97 to present.
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                                      OFFICERS
-------------------------------------------------------------------------------------------------------------------------
NAME, ADDRESS & DATE OF BIRTH         POSITION(S) HELD    PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS
                                          OF FUNDS
-------------------------------------------------------------------------------------------------------------------------

       ROBERT G. DORSEY                Vice President     Managing Director, Ultimus Fund Solutions, LLC and Ultimus Fund
 225 Pictoria Drive, Ste. 450                             Distributors, LLC.
    Cincinnati, Ohio 45246
            Age 50
-------------------------------------------------------------------------------------------------------------------------
        MARK J. SEGER                     Treasurer       Managing Director, Ultimus Fund Solutions, LLC and Ultimus Fund
 225 Pictoria Drive, Ste. 450             and Chief       Distributors, LLC.
    Cincinnati, Ohio 45246            Financial Officer
            Age 45
-------------------------------------------------------------------------------------------------------------------------

COMPENSATION OF TRUSTEES AND OFFICERS

Each Trustee receives an annual fee of $7,500 and a fee of $500 for each Board meeting attended and is also paid $500 for each committee meeting attended on a date when a Board meeting is not held. Trustees and officers are also reimbursed for travel and related expenses incurred in attending meetings of the Board.

Trustees that are affiliated with the Adviser receive no compensation from the Funds for their services or reimbursement for their associated expenses. Officers of the Trust receive no compensation from the Funds for their services, except that the Funds pay 50% of the compensation of the Trust's Chief Compliance Officer.

The following table sets forth the fees paid to each Trustee by the Trust for the year ended August 31, 2007.

------------------------------------------------------------------------------------------------------------------------
Name of Person                  Aggregate           Pension or Retirement       Estimated       Total Compensation From
                              Compensation           Benefits Accrued as     Annual Benefits   Fund and Complex Paid to
                                From Fund           Part of Fund Expenses    Upon Retirement           Directors
------------------------------------------------------------------------------------------------------------------------
Carl Clayton Peterson              None                       $0                    $0                   None
------------------------------------------------------------------------------------------------------------------------
Larry Joe Anderson               $10,000                      $0                    $0                  $10,000
------------------------------------------------------------------------------------------------------------------------
Brian Joseph Green               $10,000                      $0                    $0                  $10,000
------------------------------------------------------------------------------------------------------------------------
Charles Michael Kinard           $10,000                      $0                    $0                  $10,000
------------------------------------------------------------------------------------------------------------------------

* Since the Fund has not completed a full fiscal year since its organization, information is provided for the current fiscal year ending August 31, 2008, estimating future payments that would be made under the current compensation arrangement.

INVESTMENT ADVISERS

SERVICES OF ADVISER

Nashville Capital Corporation ("Nashville Capital") serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust. Under that agreement, the Adviser generally furnishes at its own expense all services, facilities and personnel necessary in connection with managing the Fund's investments and effecting portfolio transactions for the Fund.

OWNERSHIP OF  ADVISER/AFFILIATIONS  FOR THE MONTEAGLE  INFORMED  INVESTOR GROWTH
FUND

Nashville  Capital  Corporation  ("Nashville  Capital"),  209 10th Avenue South,
Suite 332, Nashville, TN 37203, serves as investment manager to Monteagle Informed Investor Growth Fund. In this capacity, Nashville Capital advises and assists the officers of the Trust in conducting the business of the Fund and is responsible for providing general investment advice and guidance to the Fund. Nashville Capital was formed in 1986 and, as of November 30, 2007, managed assets of over $85 million for financial institutions.

FEES

Nashville Capital receives an advisory fee at an annual rate outlined in the charts below of the average daily net assets of the Fund. The Adviser's fees are calculated as a percentage of the Fund's average daily net assets. The fee is accrued daily by the Fund and is paid monthly based on average daily net assets for the previous month.

MONTEAGLE INFORMED INVESTORS FUND - Advisory Fees (Advisory and Administrative Services)

      ---------------------------------------------------------------
           AVERAGE DAILY NET
           ASSETS OF THE FUND                    FEE RATE (PER ANNUM)
      ---------------------------------------------------------------
            $1 - $25 million                            1.200%
       $25,000,001 to $50 million                       1.115%
      $50,000,001 to $100 million                       0.975%
           Over $100 million                            0.875%
      ---------------------------------------------------------------

In addition to receiving its advisory fee from Fund, the Adviser may also act and be compensated as investment manager for its clients with respect to assets that are invested in the Fund. If an investor in the Fund also has a separately managed account with the Adviser with assets invested in the Fund, the Adviser will credit an amount equal to all or a portion of the fees received by the Adviser against any investment management fee received from a client.

OTHER PROVISIONS OF ADVISER'S AGREEMENT

Subject to the advisory agreement between the Trust and Adviser (the "Management Agreement"), the Adviser manages the Fund's investments subject to approval of the Board of Trustees and pay all of the expenses of the Fund except brokerage, taxes, borrowing costs (such as (a) interest and (b) dividend expense on securities sold short), fees and expenses of non-interested person Trustees and extraordinary expenses. The Management Agreement was approved by shareholders and shall continue in effect for two years. Thereafter, the Management Agreement must be approved at least annually by the Board or by vote of shareholders, and in either case by a majority of the Trustees who are not parties to the Adviser Agreement or interested persons of any such party. The Management Agreement is terminable without penalty by the Trust with respect to the Fund on 60 days' written notice to the Adviser when authorized either by vote of a majority of the Fund's shareholders or by a vote of a majority of the Board, or by the Adviser on 60 days' written notice to the Trust. Such agreement will terminate immediately upon its assignment.

SUB-ADVISER

To assist the Adviser in carrying out its responsibilities, the Adviser has retained the T.H. Fitzgerald & Company (the "Sub-adviser") to render advisory services and make daily investment decisions for the Fund pursuant to an investment sub-advisory agreement with the Adviser (the "Sub-advisory Agreement"). The Sub-advisory Agreement must be approved at least annually.

The Adviser has delegated responsibility for the selection and ongoing monitoring of the securities in the Fund's investment portfolio to the Sub-adviser (d/b/a T.H. Fitzgerald & Co.), 180 Church Street, Naugatuck, Connecticut 06770, as the Sub-adviser to the Fund. In this capacity, Mr. Fitzgerald will provide portfolio investment management services to the Fund. The firm has been owner-managed since its founding in 1959. The Monteagle Informed Investor Fund offers the individual investor access to the firm's proprietary "Informed Investor" strategy. Mr. Fitzgerald will be primarily responsible for the day to day management of the Fund. Nashville Capital will pay the Sub-adviser the following Sub-advisory fee based on average assets under management:

      ---------------------------------------------------------------
           AVERAGE DAILY NET                    SUB-ADVISORY FEE RATE
           ASSETS OF THE FUND                         (PER ANNUM)
      ---------------------------------------------------------------
            $1 - $25 million                            0.650%
       $25,000,001 to $50 million                       0.600%
      $50,000,001 to $100 million                       0.500%
           Over $100 million                            0.400%
      ---------------------------------------------------------------

RESPONSIBILITIES AND FEE INFORMATION. The Adviser pays a fee to the Sub-adviser. These fees do not increase the fees paid by shareholders of the Funds.

The Adviser performs internal due diligence on the Sub-adviser and monitors the Sub-adviser's performance using its proprietary investment adviser selection and monitoring process. The Adviser will be responsible for communicating performance targets and evaluations to the Sub-adviser, supervising the Sub-adviser's compliance with the Fund's fundamental investment objectives and policies, authorizing the Sub-adviser to engage in certain investment techniques for the Fund, and recommending to the Board whether the Subadvisory Agreement should be renewed, modified or terminated. The Adviser also may from time to time recommend that the Board replace the Sub-adviser or appoint additional subadvisers, depending on the Advisers assessment of what combination of subadvisers it believes will optimize the Fund's chances of achieving its investment objectives.

Subject always to the oversight of the Board of Trustees, the Sub-adviser, at its expense, furnishes continuously an investment program for the Fund. The Sub-adviser must use its best judgment to make investment decisions, place all orders for the purchase and sale of portfolio securities and execute all agreements related thereto. The Sub-adviser makes its officers and employees available to the Adviser from time to time at reasonable times to review investment policies and to consult with the Adviser regarding the investment affairs of the Fund. The Sub-adviser maintains books and records with respect to the securities transactions and renders to the Adviser such periodic and special reports as the Adviser or the Trustees may request. The Sub-adviser pays all expenses incurred by it in connection with its activities under the Sub-advisory Agreement other than the cost (including taxes and brokerage commissions, if any) of securities and investments purchased for the Fund.

SEC EXEMPTIVE ORDER. The Trust and the Adviser have applied for an exemptive order from the SEC that permits the Adviser, subject to certain conditions, to enter into agreements relating to the Fund with unaffiliated sub-advisers approved by the Board, without obtaining shareholder approval. The exemptive order would also permit the Adviser, subject to the approval of the Board but without shareholder approval, to employ new unaffiliated sub-advisers for new or existing funds, change the terms of particular agreements with unaffiliated sub-advisers or continue the employment of existing unaffiliated sub-advisers after events that would otherwise cause an automatic termination of a sub-advisory agreement. Shareholders of the Fund would have the right to terminate an agreement with a sub-adviser for the Fund at any time by a vote of the majority of the outstanding voting securities of the Fund. Shareholders would be notified of any sub-adviser changes. If the Adviser hires more than one sub-adviser for the Fund, the order would also permit the Fund to disclose to shareholders the sub-adviser's fees only in the aggregate for the Fund.

Prior to October 2002, the Trust operated under an exemptive order covering sub-adviser matters. Following a change in investment advisers on October 1, 2002, the Trust could no longer utilize the exemptive order specific to the previous investment adviser. On November 29, 2002, shareholders instructed management to submit an application for an exemptive order on the same terms and conditions as the prior order. On October 23, 2003, the SEC proposed Rule 15a-5 under the 1940 Act that would allow funds to operate under conditions like those in the application for an exemptive order. The SEC staff has been advised that the Trust and the Adviser wish to proceed with the application and that they have added a condition to the application providing that any exemptive order will terminate if and when Rule 15a-5 is adopted. In January 2005, the SEC staff provided comments on the application for exemption; and, in light of timing, the Trust deferred responding to the comments in anticipation of the rule being adopted. As of the date of this SAI, Rule 15a-5 is still being considered for adoption; however, there is no assurance the rule will be adopted or exemptive relief will be granted.

PORTFOLIO MANAGERS

Monteagle Informed Investor Growth Fund
---------------------------------------

Thomas H. Fitzgerald, Jr. is responsible for management of the Fund. The number of other accounts and the total assets in the accounts managed by Mr. Fitzgerald at November 30, 2007:

---------------------------------------------------------------------------------------------
                                                             NUMBER OF
                                                            ACCOUNTS BY      TOTAL ASSETS BY
                                           TOTAL ASSETS   TYPE SUBJECT TO      ACCOUNT TYPE
                     NUMBER OF ACCOUNTS     BY ACCOUNT     A PERFORMANCE       SUBJECT TO A
 PORTFOLIO MANAGER     BY ACCOUNT TYPE         TYPE             FEE          PERFORMANCE FEE
---------------------------------------------------------------------------------------------
T.H. Fitzgerald,    Registered
Jr.                 Investment
                    Companies: 0               $0                 0                 $0

                    Pooled Investment
                    vehicles:  0               $0                 0                 $0

                    Other Accounts:  8      $84,584,769           1             $23,954,464
---------------------------------------------------------------------------------------------

Except as otherwise negotiated, the Adviser has voluntarily waived its advisory fees to the extent and in the amount client assets are invested in the Funds, the Adviser does not receive duplicative compensation.

Mr. Fitzgerald, as the owner of the Sub-adviser, will be compensated based upon the profits of the Sub-adviser. He does not receive any fixed compensation.

POTENTIAL CONFLICTS OF INTERESTS

As described above, the Portfolio Manager provides investment advisory and other services to clients other than the Fund. In addition, the Portfolio Manager may carry on investment activities for his own account(s) and/or the accounts of family members. The Fund has no interest in these activities. As a result of the foregoing, the Portfolio Manager is engaged in substantial activities other than on behalf of the Fund, and may have differing economic interests in respect of such activities and may have conflicts of interest in allocating investment opportunities. For example, the Portfolio Manager may manage such other accounts on terms that are more favorable than the terms on which the Sub-adviser manages the Fund, such as in cases where the Sub-adviser receives higher fees from the other accounts than the management fee received from the applicable Fund.

There may be circumstances under which a Portfolio Manager will cause one or more other accounts to commit a larger percentage of their assets to an investment opportunity than the percentage of the Fund's assets that the Portfolio Manager commits to such investment. There also may be circumstances under which a Portfolio Manager purchases or sells an investment for the other accounts and does not purchase or sell the same investment for the Fund, or purchases or sells an investment for the Fund and does not purchase or sell the same investment for the other accounts.

It is generally the Sub-adviser's policy that investment decisions for all accounts that a Portfolio Manager manages be made based on a consideration of their respective investment objectives and policies, and other needs and requirements affecting the accounts and that investment transactions and opportunities be fairly allocated among the applicable Fund and other accounts.

For example, the Sub-adviser has written policies and procedures with respect to allocation of block trades and/or investment opportunities among the Fund and other clients of the Sub-adviser. When feasible, the Portfolio Managers will group or block various orders to more efficiently execute orders and receive reduced commissions in order to benefit the Fund and the Sub-adviser's other client accounts. In the event that more than one client wants to purchase or sell the same security on a given date and limited quantities are available, the purchases and sales will normally be made on a pro rata, average price per share basis.

DISTRIBUTOR

DISTRIBUTOR; SERVICES AND COMPENSATION OF DISTRIBUTOR

Ultimus Fund Distributors, LLC (the "Distributor"), the principal underwriter of the shares of the Fund, is located at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246. The Distributor is a registered broker-dealer and is a member of FINRA.

Under its agreement with the Trust, the Distributor acts as the agent of the Trust in connection with the offering of shares of the Funds. The Distributor continually distributes shares of the Funds on a best efforts basis. The Distributor has no obligation to sell any specific quantity of Fund shares.

For its services, the Distributor will receive an annual fee of $6,000 as full compensation for underwriting services for all Funds of the Trust.

OTHER PROVISIONS OF DISTRIBUTOR'S AGREEMENT

The Distribution Agreement, dated February 2, 2007, between the Trust and the Distributor must be approved at least annually by the Board, including the approval by a majority of the Trustees who are not parties to the agreement or interested persons of any such party.

The Distribution agreement is terminable without penalty by the Trust with respect to the Fund on 30 days' written notice when authorized by the Trust, or the Distributor.

The Distributor may enter into agreements with selected broker-dealers, banks, or other financial institutions for distribution of shares of the Fund. These financial institutions may charge a fee for their services and may receive shareholders service fees even though shares of the Fund are sold without sales charges. These financial institutions may otherwise act as processing agents, and will be responsible for promptly transmitting purchase, redemption and other requests to the Fund.

Investors who purchase shares in this manner will be subject to the procedures of the institution through whom they purchase shares, which may include charges, investment minimums, cutoff times and other restrictions in addition to, or different from, those listed herein. Information concerning any charges or services will be provided to customers by the financial institution. When purchasing shares of the Fund in this manner, you should acquaint yourself with your institution's procedures and should read the Prospectus and this SAI in conjunction with any materials and information provided by your institution. The financial institution and not its customers will be the shareholder of record, although customers may have the right to vote shares depending upon their arrangement with the institution.

OTHER FUND SERVICE PROVIDERS

ADMINISTRATOR, FUND ACCOUNTANT AND TRANSFER AGENT

Ultimus Fund Solutions, LLC (the "Administrator"), subject to the supervision of the Board of Trustees, pursuant to a Mutual Fund Services Agreement with the Trust, dated February 2, 2007, acts as the Trust's administrator, fund accountant, and transfer agent and dividend disbursing agent. The Mutual Fund Services Agreement is terminable without penalty by the Trust or by the Administrator with respect to the Fund on 90 days' written notice.

The Administrator assists in supervising the overall business affairs of the Trust, except for services performed by the Fund's Adviser under the Fund's investment advisory agreement, providing the Trust with general office facilities and providing persons satisfactory to the Board to serve as officers of the Trust. The Distributor is a wholly-owned subsidiary of the Administrator.

As fund accountant, the Administrator provides fund accounting services to the Fund. These services include calculating the NAV per share of the Fund, preparing the Fund's financial statements and assisting with the Fund's tax returns.

As transfer agent and dividend disbursing agent, the Administrator maintains an account for each shareholder of record of the Fund and is responsible for processing purchase and redemption requests and paying distributions to shareholders of record, can answer shareholder inquiries concerning accounts, and perform other shareholder servicing functions.

For its services, the Administrator receives an annual base fee of $225,000, plus an asset-based fee at an annual rate of 0.15% of the aggregate average daily; net assets of all the Funds within the Trust from $200 million to $300 million; 0.125% of such assets from $300 million to $400 million; and 0.10% of such assets in excess of $400 million. The fees payable to the Administrator are paid by the Adviser (not the Funds).

CUSTODIAN

As custodian, State Street Bank & Trust Company (the "Custodian") safeguards and controls the Fund's cash and securities, determines income and collects interest on Fund investments. The Custodian may employ sub-custodians to provide custody of assets. The Custodian is located at 200 Clarendon Street, Boston, Massachusetts 02105.

For its services, the Custodian receives a fee from the Fund at an annual rate as follows: (1) 0.01% of the average daily net assets of the Fund for the first $100 million in Fund assets; and (2) 0.005% of the average daily net assets of the Fund for remaining Fund assets. The Custodian is also paid certain transaction fees. These fees are accrued daily by the Fund and are paid monthly based on average net assets and transactions for the previous month.

LEGAL COUNSEL

Charles W. Lutter, Jr., 103 Canyon Oaks, San Antonio, Texas 78232, is legal counsel to the Trust.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd., 800 Westpoint Parkway, Suite 1100, Westlake, OH 44145, has been selected as the independent registered public accountant for the Fund. The auditor audits the annual financial statements of the Fund. The auditor also prepares the Fund's tax returns.

--------------------------------------------------------------------------------
PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

HOW SECURITIES ARE PURCHASED AND SOLD

Purchases and sales of portfolio securities that are fixed income securities (for instance, money market instruments and bonds, notes and bills) usually are principal transactions. In a principal transaction, the party from whom the Fund purchases or to whom the Fund sells is acting on its own behalf (and not as the agent of some other party such as its customers). These securities normally are purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for these securities.

Purchases and sales of portfolio securities that are equity securities (for instance common stock and preferred stock) are generally effected: (1) if the security is traded on an exchange, through brokers who charge commissions; and
(2) if the security is traded in the "over-the-counter" markets, in a principal transaction directly from a market maker. In transactions on stock exchanges, commissions are negotiated. When transactions are executed in the over-the-counter markets, the Adviser or Sub-adviser will seek to deal with the primary market makers when necessary in order to obtain best execution, the Adviser or Sub-adviser will utilize the services of others.

Purchases of securities from underwriters include a disclosed fixed commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price.

In the case of fixed income and equity securities traded in the over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup.

COMMISSIONS PAID

The Fund has not commenced operations.

ADVISER RESPONSIBILITY FOR PURCHASES AND SALES

The Adviser or Sub-adviser places orders for the purchase and sale of securities with brokers and dealers selected by and in their discretion. The Fund has no obligation to deal with any specific broker or dealer in the execution of portfolio transactions. Allocations of transactions to brokers and dealers and the frequency of transactions are determined by the Adviser or Sub-adviser in its best judgment and in a manner deemed to be in the best interest of the Fund rather than by any formula.

The Adviser or Sub-adviser seeks "best execution" for all portfolio transactions. This means that the Adviser or Sub-adviser seeks the most favorable price and execution available. The Adviser or Sub-adviser's primary consideration in executing transactions for the Fund is prompt execution of orders in an effective manner and at the most favorable price available.

CHOOSING BROKER-DEALERS

The Fund may not always pay the lowest commission or spread available. Rather, in determining the amount of commissions (including certain dealer spreads) paid in connection with securities transactions, the Adviser or Sub-adviser of the Fund takes into account factors such as size of the order, difficulty of execution, efficiency of the executing broker's facilities (including the research services described below) and any risk assumed by the executing broker.

OBTAINING RESEARCH FROM BROKERS

The Adviser or Sub-adviser may give consideration to research services furnished by brokers to the Adviser or Sub-adviser for its use and may cause the Fund to pay these brokers a higher amount of commission than may be charged by other brokers. This research is designed to augment the Adviser or Sub-adviser's own internal research and investment strategy capabilities. This research may be used by the Adviser or Sub-adviser in connection with services to clients other than the Fund, and not all research services may be used by the Adviser or Sub-adviser in connection with the Fund. The Adviser or Sub-adviser's fees are not reduced by reason of the Adviser or Sub-adviser's receipt of research services.

The Adviser or Sub-adviser has full brokerage discretion. It evaluates the range of quality of a broker's services in placing trades including securing best price, confidentiality, clearance and settlement capabilities, promptness of execution and the financial stability of the broker-dealer. Under certain circumstances, the value of research provided by a broker-dealer may be a factor in the selection of a broker. This research would include reports that are common in the industry. Typically, the research will be used to service all of the Adviser's or Sub-adviser's accounts although a particular client may not benefit from all the research received on each occasion. The nature of the services purchased for clients include industry research reports and periodicals, quotation systems, software for portfolio management and formal databases.

Occasionally, the Adviser or Sub-adviser may place an order with a broker and pay a slightly higher commission than another broker might charge. If this is done, it will be because of the Adviser or Sub-adviser's need for specific research, for specific expertise a firm may have in a particular type of transaction (due to factors such as size or difficulty), or for speed/efficiency in execution. Since most of the Adviser or Sub-adviser's brokerage commissions for research are for economic research on specific companies or industries, and since the Adviser or Sub-adviser is involved with a limited number of securities, most of the commission dollars spent for industry and stock research directly benefit the Fund's shareholders.

There are occasions on which portfolio transactions may be executed as part of concurrent authorizations to purchase or sell the same securities for more than one account served by the Adviser or Sub-adviser, some of which accounts may have similar investment objectives. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to any one or more particular accounts, they will be effected only when the Adviser or Sub-adviser believes that to do so will be in the best interest of the affected accounts. When such concurrent authorizations occur, the objective will be to allocate the execution in a manner, which is deemed equitable to the accounts involved. Clients are typically allocated securities with prices averaged on a per-share or per-bond basis.

In some cases, a client may direct the Adviser or Sub-adviser to use a broker or dealer of the client's choice. If the client directs the Adviser or Sub-adviser to use a particular broker, the Adviser or Sub-adviser may not be authorized to negotiate commissions and may be unable to obtain volume discounts or best execution. In these cases, there could be some disparity in commission charges among these clients.

COUNTERPARTY RISK

The Adviser or Sub-adviser monitors the creditworthiness of counterparties to the Fund's transactions and intends to enter into a transaction only when it believes that the counterparty presents minimal and appropriate credit risks.

TRANSACTIONS THROUGH AFFILIATES

The Adviser and Sub-adviser do not effect brokerage transactions through affiliates of the Adviser or Sub-adviser (or affiliates of those persons).

OTHER ACCOUNTS OF THE ADVISER OR SUB-ADVISER

Investment decisions for the Fund are made independently from those for any other account or investment company that is or may in the future become managed by the Adviser or Sub-adviser. Investment decisions are the product of many factors, including basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security. In that event, each day's transactions in such security are, insofar as is possible, averaged as to price and allocated between such clients in a manner which, in the Adviser or Sub-adviser's opinion, is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of a portfolio security for one client could have an adverse effect on another client that has a position in that security. In addition, when purchases or sales of the same security for the Fund and other client accounts managed by the Fund's Adviser or Sub-adviser occurs contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

PORTFOLIO TURNOVER

The frequency of portfolio transactions of the Fund (the portfolio turnover rate) will vary from year to year depending on many factors. Portfolio turnover rate is reported in the Prospectus. From time to time the Fund may engage in active short-term trading to take advantage of price movements affecting individual issues, groups of issues or markets. It is expected that the Fund's annual portfolio turnover rate will not exceed 100%. An annual portfolio turnover rate of 100% would occur if all of the securities in the Fund were replaced once in a period of one year. Higher portfolio turnover rates may result in increased brokerage costs to the Fund and a possible increase in short-term capital gains or losses.

SECURITIES OF REGULAR BROKER-DEALERS

From time to time the Fund may acquire and hold securities issued by its "regular brokers and dealers" or the parents of those brokers and dealers. For this purpose, regular brokers and dealers means the 10 brokers or dealers that:
(1) received the greatest amount of brokerage commissions from the Fund during the Fund's last fiscal year; (2) engaged in the largest amount of principal transactions for portfolio transactions of the Fund during the Fund's last fiscal year; or (3) sold the largest amount of the Fund's shares during the Fund's last fiscal year.

--------------------------------------------------------------------------------
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
--------------------------------------------------------------------------------

GENERAL INFORMATION

Shareholders may effect purchases or redemptions or request any shareholder privilege in person at the Transfer Agent's offices located at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.

The Fund accepts orders for the purchase or redemption of shares on any weekday except days when the New York Stock Exchange is closed.

ADDITIONAL PURCHASE INFORMATION

Shares of the Fund are sold on a continuous basis by the Distributor at net asset value ("NAV") per share without any sales charge. Accordingly, the offering price per share is the same as the NAV per share.

Fund shares are normally issued for cash only. In the Adviser or Sub-adviser's discretion, however, the Fund may accept portfolio securities that meet the investment objective and policies of the Fund as payment for Fund shares. The Fund will only accept securities that: (1) are not restricted as to transfer by law and are not illiquid; and (2) have a value that is readily ascertainable (and not established only by valuation procedures).

All contributions into an IRA through the automatic investing service are treated as IRA contributions made during the year the investment is received.

UGMAS/UTMAS

If the trustee's name is not in the account registration of a gift or transfer to minor ("UGMA/UTMA") account, the investor must provide a copy of the trust document.

PURCHASES THROUGH FINANCIAL INSTITUTIONS

You may purchase and redeem shares through certain broker-dealers, banks and other financial institutions. Financial institutions may charge their customers a fee for their services and are responsible for promptly transmitting purchase, redemption and other requests to the Fund.

If you purchase shares through a financial institution, you will be subject to the institution's procedures, which may include charges, limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable when you invest in the Fund directly. When you purchase the Fund's shares through a financial institution, you may or may not be the shareholder of record and, subject to your institution's procedures, you may have Fund shares transferred into your name. There is typically a three-day settlement period for purchases and redemptions through broker-dealers. Certain financial institutions may also enter purchase orders with payment to follow.

You may not be eligible for certain shareholder services when you purchase shares through a financial institution. Contact your institution for further information. If you hold shares through a financial institution, the Fund may confirm purchases and redemptions to the financial institution, which will provide you with confirmations and periodic statements. The Fund is not responsible for the failure of any financial institution to carry out its obligations.

The Fund may authorize one or more brokers to receive on its behalf purchase and redemption orders. Such brokers, including Charles Schwab & Co, Inc., are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, receives the order. Customer orders will be priced at the Fund's NAV next computed after they are received by an authorized broker or the broker's authorized designee and accepted by the Fund.

Investors purchasing shares of the Funds through a financial institution should read any materials and information provided by the financial institution to acquaint themselves with its procedures and any fees that the institution may charge.

ADDITIONAL REDEMPTION INFORMATION

The Fund may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to transactions effected for the benefit of a shareholder which is applicable to the Fund's shares as provided in the Prospectus.

SUSPENSION OF RIGHT OF REDEMPTION

The right of redemption may not be suspended, except for any period during which: (1) the New York Stock Exchange, Inc. is closed (other than customary weekend and holiday closings) or during which the SEC determines that trading thereon is restricted; (2) an emergency (as determined by the SEC) exists as a result of which disposal by the Fund of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (3) the SEC may by order permit for the protection of the shareholders of the Fund.

REDEMPTION-IN-KIND

Redemption proceeds normally are paid in cash. Payments may be made wholly or partly in portfolio securities, however, if the Trust determines conditions exist which would make payment in cash detrimental to the best interests of the Fund. If redemption proceeds are paid wholly or partly in portfolio securities, brokerage costs may be incurred by the shareholder in converting the securities to cash. The Trust has filed an election with the SEC pursuant to which the Fund may only effect a redemption in portfolio securities if the particular shareholder is redeeming more than $250,000 or 1% of the Fund's total net assets, whichever is less, during any 90-day period.

NAV DETERMINATION

In determining the Fund's NAV per share, securities for which market quotations are readily available are valued at current market value using the last reported sales price or official closing price, as applicable. If no sale price is reported, the average of the last bid and ask price is used. If no average price is available, the last bid price is used. If market quotations are not readily available, then securities are valued at fair value as determined by the Board (or its delegate).

DISTRIBUTIONS

Distributions of net investment income will be reinvested at the Fund's NAV per share as of the last day of the period with respect to which the distribution is paid. Distributions of capital gain will be reinvested at the NAV per share of the Fund on the payment date for the distribution. Cash payments may be made more than seven days following the date on which distributions would otherwise be reinvested.

SHAREHOLDER SERVICES

RETIREMENT ACCOUNTS. The Fund may be a suitable investment vehicle for part or all of the assets held in Traditional or Roth individual retirement accounts (collectively, "IRAs"). Call the Funds at (888) 263-5593 to obtain an IRA account application. Generally, investment earnings in an IRA will be tax-deferred until withdrawn. If certain requirements are met, investment earnings held in a Roth IRA will not be taxed even when withdrawn. You generally may contribute up to $4,000 annually to an IRA for 2006. If you are age 50 or older, you may contribute an additional $1,000. Only contributions to Traditional IRAs are tax-deductible. However, that deduction may be reduced if you or your spouse is an active participant in an employer-sponsored retirement plan and you (or you and your spouse) have adjusted gross income above certain levels. Your ability to contribute to a Roth IRA also may be restricted if you or, if you are married, you and your spouse have adjusted gross income above certain levels.

Your employer may also contribute to your IRA as part of a Savings Incentive Match Plan for Employees, or "SIMPLE plan," established after December 31, 1996. Under a SIMPLE plan, you may contribute up to $7,000 annually to your IRA, and your employer must generally match such contributions up to 3% of your annual salary. (If you are age 50 or older, you may contribute a greater amount.) Alternatively, your employer may elect to contribute to your IRA 2% of the lesser of your compensation or $200,000.

This information on IRAs and summarizes only some of the important federal tax considerations affecting IRA contributions. These comments are not meant to be a substitute for tax planning. Consult your tax advisers about your specific tax situation.

EXCHANGES

By making an exchange by telephone, you authorize the Transfer Agent to act on telephonic instructions believed by the Transfer Agent to be genuine instructions from any person representing himself or herself to be you. The records of the Transfer Agent of such instructions are binding. The exchange procedures may be modified or terminated at any time upon appropriate notice to shareholders. For Federal income tax purposes, exchanges are treated as sales on which a purchaser will realize a capital gain or loss depending on whether the value of the shares redeemed is more or less than the shareholder's basis in such shares at the time of such transaction.

--------------------------------------------------------------------------------
TAXATION
--------------------------------------------------------------------------------

The tax information set forth in the Prospectus and the information in this section relates solely to U.S. Federal income tax law and assumes that the Fund qualifies as a regulated investment company (as discussed below). Such information is only a summary of certain key Federal income tax considerations affecting the Fund and its shareholders that are not described in the Prospectus. No attempt has been made to present a complete explanation of the Federal tax treatment of the Fund or the implications to shareholders. The discussions here and in the Prospectus are not intended as substitutes for careful tax planning.

This section is based on the Code and applicable regulations in effect on the date hereof. Future legislative or administrative changes or court decisions may significantly change the tax rules applicable to the Funds and their shareholders. Any of these changes or court decisions may have a retroactive effect.

ALL INVESTORS SHOULD CONSULT THEIR OWN TAX ADVISOR AS TO THE FEDERAL, STATE, LOCAL AND FOREIGN TAX PROVISIONS APPLICABLE TO THEM.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY

The Fund intends for each tax year to qualify as a "regulated investment company" under the Code. This qualification does not involve governmental supervision of management or investment practices or policies of the Fund.

MEANING OF QUALIFICATION

As a regulated investment company, the Fund will not be subject to Federal income tax on the portion of its investment company taxable income (i.e., taxable interest, dividends, net short-term capital gains, and other taxable ordinary income, net of expenses) and net capital gain (i.e., the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders. In order to qualify to be taxed as a regulated investment company, the Fund must satisfy the following requirements:

o The Fund must distribute at least 90% of its investment company taxable income for the tax year. (Certain distributions made by the Fund after the close of its tax year are considered distributions attributable to the previous tax year for purposes of satisfying this requirement.)
o The Fund must derive at least 90% of its gross income from certain types of income derived with respect to its business of investing in securities.
o The Fund must satisfy the following asset diversification test at the close of each quarter of the Fund's tax year: (1) at least 50% of the value of the Fund's total assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of the issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

The Fund generally intends to operate in a manner such that it will not be liable for Federal income tax.

FAILURE TO QUALIFY

If for any tax year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends will be taxable to the shareholders as ordinary income to the extent of the Fund's current and accumulated earnings and profits.

Failure to qualify as a regulated investment company would thus have a negative impact on the Fund's income and performance. It is possible that the Fund will not qualify as a regulated investment company in any given tax year.

FUND DISTRIBUTIONS

The Fund anticipates distributing substantially all of its investment company taxable income for each tax year. These distributions are taxable to shareholders as ordinary income. A portion of these distributions may qualify for the 70% dividends-received deduction for corporate shareholders.

The Fund anticipates distributing substantially all of its net realized capital gain for each tax year. These distributions generally are made only once a year, usually in November or December, but the Fund may make additional distributions of net capital gains at any time during the year. These distributions are taxable to shareholders as long-term capital gain, regardless of how long a shareholder has held shares. These distributions do not qualify for the dividends-received deduction.

The Fund may have capital loss carryovers (unutilized capital losses from prior years). These capital loss carryovers (which can be used for up to eight years) may be used to offset any current capital gain (whether short- or long-term). Any capital loss carryovers are listed in the Funds' annual report. Any such losses may not be carried back.

Distributions by the Fund that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital. Return of capital distributions reduce the shareholder's tax basis in the shares and are treated as gain from the sale of the shares to the extent the shareholder's basis would be reduced below zero.

All distributions by the Fund will be treated in the manner described above regardless of whether the distribution is paid in cash or reinvested in additional shares of the Fund. Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

A shareholder may purchase shares whose net asset value at the time reflects undistributed net investment income or recognized capital gain, or unrealized appreciation in the value of the assets of the Fund. Distributions of these amounts are taxable to the shareholder in the manner described above, although the distribution economically constitutes a return of capital to the shareholder.

Ordinarily, shareholders are taxed on distributions by the Fund in the year in which they are made. However, a distribution declared in October, November or December of any year and payable to shareholders of record on a specified date in those months is deemed to be received by the shareholders (and made by the Fund) on December 31 of that calendar year if the distribution is actually paid in January of the following year.

Shareholders will be advised annually as to the Federal income tax consequences of distributions made (or deemed made) to them during the year.

CERTAIN TAX RULES APPLICABLE TO THE FUNDS TRANSACTIONS

For Federal income tax purposes, when put and call options purchased by the Fund expire unexercised, the premiums paid by the Fund give rise to short-term or long-term capital losses at the time of expiration (depending on the length of the respective exercise periods for the options). When put and call options written by the Fund expire unexercised, the premiums received by the Fund give rise to short-term capital gains at the time of expiration. When the Fund exercises a call, the purchase price of the underlying security is increased by the amount of the premium paid by the Fund. When the Fund exercises a put, the proceeds from the sale of the underlying security are decreased by the premium paid. When a put or call written by the Fund is exercised, the purchase price (selling price in the case of a call) of the underlying security is decreased (increased in the case of a call) for tax purposes by the premium received.

Certain listed options, regulated futures contracts and forward currency contracts are considered "Section 1256 contracts" for Federal income tax purposes. Section 1256 contracts held by the Fund at the end of each tax year are "marked to market" and treated for Federal income tax purposes as though sold for fair market value on the last business day of the tax year. Gains or losses realized by the Fund on Section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses. The Fund can elect to exempt its Section 1256 contracts which are part of a "mixed straddle" (as described below) from the application of Section 1256.

Any option, futures contract, or other position entered into or held by the Fund in conjunction with any other position held by the Fund may constitute a "straddle" for Federal income tax purposes. A straddle of which at least one, but not all, the positions are Section 1256 contracts, may constitute a "mixed straddle". In general, straddles are subject to certain rules that may affect the character and timing of the Fund's gains and losses with respect to straddle positions by requiring, among other things, that: (1) the loss realized on disposition of one position of a straddle may not be recognized to the extent that the Fund has unrealized gains with respect to the other position in such straddle; (2) the Fund's holding period in straddle positions be suspended while the straddle exists (possibly resulting in gain being treated as short-term capital gain rather than long-term capital gain); (3) the losses recognized with respect to certain straddle positions which are part of a mixed straddle and which are non-Section 1256 positions be treated as 60% long-term and 40% short-term capital loss; (4) losses recognized with respect to certain straddle positions which would otherwise constitute short-term capital losses be treated as long-term capital losses; and (5) the deduction of interest and carrying charges attributable to certain straddle positions may be deferred. Various elections are available to the Fund, which may mitigate the effects of the straddle rules, particularly with respect to mixed straddles. In general, the straddle rules described above do not apply to any straddles held by the Fund all of the offsetting positions of which consist of Section 1256 contracts.

If the Fund invests in the securities of foreign issuers, the Fund's income may be subject to foreign withholding taxes.

FEDERAL EXCISE TAX

A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to: (1) 98% of its ordinary taxable income for the calendar year; and (2) 98% of its capital gain net income for the one-year period ended on October 31 of the calendar year. The balance of the Fund's income must be distributed during the next calendar year. The Fund will be treated as having distributed any amount on which it is subject to income tax for any tax year.

For purposes of calculating the excise tax, each Fund: (1) reduces its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year and (2) excludes foreign currency gains and losses incurred after October 31 of any year in determining the amount of ordinary taxable income for the current calendar year. The Fund will include foreign currency gains and losses incurred after October 31 in determining ordinary taxable income for the succeeding calendar year.

The Fund intends to make sufficient distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. Investors should note, however, that the Fund might in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

SALE OR REDEMPTION OF SHARES

In general, a shareholder will recognize gain or loss on the sale or redemption of shares of the Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases (for example, by reinvesting dividends) other shares of the Fund within 30 days before or after the sale or redemption (a so called "wash sale"). If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares purchased. In general, any gain or loss arising from the sale or redemption of shares of the Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Any capital loss arising from the sale or redemption of shares held for six months or less, however, is treated as a long-term capital loss to the extent of the amount of distributions of net capital gain received on such shares. In determining the holding period of such shares for this purpose, any period during which a shareholder's risk of loss is offset by means of options, short sales or similar transactions is not counted. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.

BACKUP WITHHOLDING

The Fund will be required in certain cases to withhold and remit to the U.S. Treasury 30% of distributions, and the proceeds of redemptions of shares, paid to any shareholder: (1) who has failed to provide its correct taxpayer identification number; (2) who is subject to backup withholding by the IRS for failure to report the receipt of interest or dividend income properly; or (3) who has failed to certify to the Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient." Backup withholding is not an additional tax; any amounts so withheld may be credited against a shareholder's Federal income tax liability or refunded.

FOREIGN SHAREHOLDERS

Taxation of a shareholder who under the Code is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from the Fund is "effectively connected" with a U.S. trade or business carried on by the foreign shareholder.

If the income from the Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, distributions of ordinary income (and short-term capital gains) paid to a foreign shareholder will be subject to U.S. withholding tax at the rate of 30% (or lower applicable treaty rate) upon the gross amount of the distribution. The foreign shareholder generally would be exempt from U.S. Federal income tax on gain realized on the sale of shares of the Fund and distributions of net capital gain from the Fund.

If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income distributions, capital gain distributions, and any gain realized upon the sale of shares of the Fund will be subject to U.S. Federal income tax at the rates applicable to U.S. citizens or U.S. corporations.

In the case of a non-corporate foreign shareholder, the Fund may be required to withhold U.S. Federal income tax at a rate of 30% on distributions that are otherwise exempt from withholding (or taxable at a reduced treaty rate), unless the shareholder furnishes the Fund with proper notification of its foreign status.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty might be different from those described herein.

The tax rules of other countries with respect to distributions from the Fund can differ from the U.S. Federal income taxation rules described above. These foreign rules are not discussed herein. Foreign shareholders are urged to consult their own tax advisors as to the consequences of foreign tax rules with respect to an investment in the Fund.

STATE AND LOCAL TAXES

The tax rules of the various states of the U.S. and local jurisdictions with respect to distributions from the Fund can differ from the U.S. Federal income taxation rules described above. These state and local rules are not discussed herein. Shareholders are urged to consult their tax advisers as to the consequences of state and local tax rules with respect to an investment in the Fund.

--------------------------------------------------------------------------------
OTHER MATTERS
--------------------------------------------------------------------------------

GENERAL INFORMATION ON TRUST AND SHARES

STRUCTURE

The Trust was organized as a business trust under the laws of the State of Delaware on November 26, 1997 as Memorial Funds and, pursuant to the reorganization in 2006, it changed its name to Monteagle Funds. The Trust has operated as an investment company since inception.

The Trust is registered with the SEC as an open-end, management investment company (a "mutual fund") under the 1940 Act. The Trust offers shares of beneficial interest in six series. As of the date hereof, the Trust consisted of the following shares of beneficial interest:

o Shares of each of the Monteagle Informed Investor Growth Fund, Monteagle Fixed Income Fund, Monteagle Value Fund, Monteagle Large Cap Growth Fund, Monteagle Quality Growth Fund and Monteagle Select Value Fund.

Prior to July 17, 2006, the Trust consisted of the following shares of beneficial interest:

o Shares of each of Government Bond Fund, Growth Equity Fund and Value Equity Fund.

The Fund is a series of Monteagle Funds. It is not intended that meetings of shareholders be held except when required by Federal or Delaware law. All shareholders of the Fund are entitled to vote at shareholders' meetings unless a matter is determined to affect only a specific Fund (such as approval of an advisory agreement for the Fund). From time to time, large shareholders may control one or more Funds. The Trust has an unlimited number of authorized shares of beneficial interest. The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate series and may divide series into classes of shares; the costs of doing so will be borne by the Trust.

The Fund does not intend to exercise control over the management of companies in which it invests.

The Trust and the Fund will continue indefinitely until terminated.

The Fund may be available for sale in the state in which you reside. Please check with your investment professional to determine the Fund's availability.

SHAREHOLDER VOTING AND OTHER RIGHTS

Each share of the Fund has equal dividend, distribution, liquidation and voting rights, and fractional shares have those rights proportionately. Generally, shares will be voted separately by individual series except: (1) when required by applicable law, shares shall be voted in the aggregate and not by individual series; and (2) when the Trustees have determined that the matter affects the interests of more than one series, then the shareholders of all such series shall be entitled to vote thereon. Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by Federal or state law. There are no conversion or preemptive rights in connection with shares of the Trust.

All shares, when issued in accordance with the terms of the offering, will be fully paid and non-assessable.

A shareholder of the Fund is entitled to the shareholder's pro rata share of all distributions arising from the Fund's assets and, upon redeeming shares, will receive the portion of the series' net assets represented by the redeemed shares.

A shareholder or shareholders representing 33?% or more of the outstanding shares entitled to vote may, as set forth in the Trust Instrument, call meetings of the Trust (or Fund) for any purpose related to the Trust (or Fund), including, in the case of a meeting of the Trust, the purpose of voting on removal of one or more Trustees.

CERTAIN REORGANIZATION TRANSACTIONS

The Trust or the Fund may be terminated upon the sale of its assets to, or merger with, another open-end, management investment company or series thereof, or upon liquidation and distribution of its assets. Generally, such terminations must be approved by the vote of the holders of a majority of the outstanding shares of the Trust or the Fund. The Trustees may, without prior shareholder approval: (1) cause the Trust or the Fund to merge or consolidate with or into one or more entities, if the surviving or resulting entity is the Trust or another company registered as an open-end, management investment company under the 1940 Act, or a series thereof: (2) cause any or all shares to be exchanged under or pursuant to any state or Federal statute to the extent permitted by law; or (3) cause the Trust to incorporate or organize under the laws of any state, commonwealth, territory, dependence, colony or possession of the United States of America or in any foreign jurisdiction.

FUND OWNERSHIP

The Fund has not commenced operations.

CONTROLLING PERSON INFORMATION

The Fund has not commenced operations.

LIMITATIONS ON SHAREHOLDERS' AND TRUSTEES' LIABILITY

Delaware law provides that Fund shareholders are entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. In the past, the securities regulators of some states, however, have indicated that they and the courts in their state may decline to apply Delaware law on this point. The Trust Instrument contains an express disclaimer of shareholder liability for the debts, liabilities, obligations and expenses of the Trust and requires that a disclaimer be given in each bond, note or contract, or other undertaking entered into or executed by the Trust or the Trustees. The Trust's Trust Instrument (the document that governs the operation of the Trust) provides that the shareholder, if held to be personally liable solely by reason of being or having been a shareholder of the Fund, shall be entitled out of the assets the Fund's property to be held harmless from and indemnified against all losses and expenses arising from such liability. The Trust Instrument also provides that the Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect, and the portfolio is unable to meet its obligations. It is believed that, in view of the above, there is no risk of personal liability to shareholders.

The Trust Instrument provides that the Trustees shall not be liable to any person other than the Trust or its shareholders for any act, omission or obligation of the Trust or any Trustee. In addition, the Trust Instrument provides that the Trustees shall not be liable for any act, omission or any conduct whatsoever in his capacity as a Trustee, provided that a Trustee is not protected against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

CODE OF ETHICS

The Trust, the Advisers, the Sub-adviser and the Distributor have adopted codes of ethics under Rule 17j-1 of the 1940 Act which are designed to eliminate conflicts of interest between the Fund and personnel of the Fund, the Advisers, the Sub-adviser and the Distributor. The codes of ethics permit such personnel to invest in securities, including securities that may be purchased or held by the Fund. The codes of ethics require all covered persons to conduct their personal securities transactions in a manner which do not operate adversely to the interests of the Funds or other clients. Copies of the codes of ethics have been filed with the SEC as exhibits to the Trust's registration statement which is available on the SEC's website at Http://www.sec.gov. The Trust's code of ethics is available free of charge upon request by calling (888) 263-5593 or writing:

                              MONTEAGLE FUNDS
                              6550 Directors Parkway
                              Abilene, Texas 79606

PORTFOLIO HOLDINGS DISCLOSURE POLICY

It is the policy of the Trust to protect the confidentiality of Fund holdings and prevent the selective disclosure of nonpublic information about Fund portfolio holdings. The Trust publicly discloses holdings of Fund in accordance with regulatory requirements, such as periodic portfolio disclosure in filings with the SEC. Portfolio information is provided to the Fund's service providers and others who generally need access to such information as needed in the performance of their contractual duties and responsibilities, such the Fund's custodian (daily), fund accountants (daily), investment adviser and the Sub-adviser (daily), independent registered public accountants (annually), attorneys (quarterly), officers (daily) and Trustees (quarterly) and each of their respective affiliates and advisers, and are subject to duties of confidentiality, including a duty not to trade on nonpublic information, imposed by law and/or contract.

Periodically, the Trust's executive officers or its duly authorized Adviser, Sub-adviser or Administrator may distribute certain fund information such as top ten holdings, sector holdings and other portfolio characteristic data before such information is required to be disclosed pursuant to regulatory requirements, provided that the information has been publicly disclosed via the Fund's website or otherwise, typically 30 days after quarter end.

There are numerous mutual fund evaluation services such as Standard & Poor's, Morningstar, or Lipper, that regularly analyze the portfolio holdings of mutual funds in order to monitor and report on various attributes including style, capitalization, maturity, yield, beta, etc. These services then distribute the results of their analysis to the public and/or paid subscribers. In order to facilitate the review of the Fund by these services, the Fund may distribute (or authorize its service providers to distribute) portfolio holdings to such services before their public disclosure is required as discussed above. These service providers are prohibited from trading on the information they receive and are expected to prevent the distribution of portfolio holdings or results of the analysis to third parties, other departments, or persons who are likely to use the information for purposes of purchasing or selling shares of the Fund before the portfolio holdings or results of the analysis become public information. Neither Adviser nor the Trust receives any compensation for disclosure of portfolio holdings.

The Adviser or Sub-adviser of the Fund may periodically distribute a list of the issuers and securities that are covered by their research department as of a particular date. The list of issuers and securities may represent securities currently held by the Fund and securities that may be purchased for the Fund. In no case will a list specifically identify an issuer's securities as either currently held or anticipated to be held by the Fund or identify Fund position sizes.

The Board has approved the Trust's portfolio holdings disclosure policies and procedures and must approve any material change to such policy. The Board oversees the monitoring of this policy by authorizing the Chief Compliance Officer to audit the policy, procedures and approve any exceptions to the policy that is deemed to be in the best interest of the Fund's shareholders. The Chief Compliance Officer shall report to the Board annually to discuss the information, who gets the information and whether any violations have occurred. The Board may also impose additional restrictions on the dissemination of portfolio information beyond those found in the policies and procedures. Any violation of the policies and procedures that constitutes a material compliance matter, conflict, waiver or exception to the policies and procedures will be reported to the Board and the Board and/or Chief Compliance Officer shall address and resolve the matter.

PROXY VOTING PROCEDURES

The Trust had adopted policies and procedures to be used in connection with voting proxies relating to portfolio securities. The policies and procedures provide instructions to the Adviser on how to vote when specified matters were presented for shareholder vote. If there is a conflict between the interest of the Adviser and Fund shareholders that is not covered by the list of specified matters, then the Board of Trustees or a designated disinterested Trustee must be contacted for a decision on how to vote on the matter. A copy of the Trust's Proxy Voting Procedures is attached as Appendix A. Information about how the Fund voted proxies during the most recent 12-month period ended June 30 will be made available, without charge, by calling (888) 263-5593 or on the SEC's website at: HTTP://WWW.SEC.GOV.

REGISTRATION STATEMENT

This SAI and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby. The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

Statements contained herein and in the Prospectus as to the contents of any contract or other documents are not necessarily complete, and, in each instance, are qualified by, the copy of such contract or other documents filed as exhibits to the registration statement.

FINANCIAL STATEMENTS

The Fund has not commenced operations.

--------------------------------------------------------------------------------
APPENDIX A - PROXY VOTING PROCEDURES
--------------------------------------------------------------------------------

                            PROXY VOTING PROCEDURES.

================================================================================

The Board of Trustees of Monteagle Funds (the "Trust") notes the January 31, 2003 Securities and Exchange Commission ("SEC") releases adopting various rules
- including, among others, Investment Trust Act of 1940 Rule 30b1-4 and Investment Adviser Act of 1940 Rule 206(4)-6. These procedures have been adopted in light of those releases. It is the intent of the Board that the Trust's procedures be consistent with those of the Trust's investment adviser to avoid unnecessary expenses.

A.    GUIDELINES

It is the policy of the Trust to vote proxies for all accounts for which it has voting authority in a manner in which the Trust believes to be in the best interests of its clients and Plan participants. The Trust recognizes that in many instances the interests of corporate management may not be consistent with what the Trust views to be in the best interests of the Plan participant. Therefore, the Trust has adopted the following general procedures:

      1. CONFIDENTIAL VOTING AND SHAREHOLDER ACTIONS: The Trust believes that the proxy voting systems should provide access to both management and shareholders. As such, the Trust would tend to vote in favor of shareholder resolutions requesting that corporations adopt policies that comprise both confidential voting and the use of independent inspectors of elections.

            The Trust would also generally oppose any measures that would restrict the right of shareholders to act by written consent or to call a special meeting of the shareholders.

      2. POISON PILLS AND GOLDEN PARACHUTES: The Trust believes that the shareholders of a corporation should have the right to vote upon decisions in which there is a real or potential conflict between the interests of shareholders and those of management.

            Thus, the Trust will vote in favor of shareholder proposals requesting that a corporation submit a "poison pill" for shareholder ratification. We will examine, on a case-by-case basis, shareholder proposals to redeem a "poison pill" and management proposals to ratify a "poison pill". The Trust will also vote in favor of proposals that "golden parachute" proposals be submitted for shareholder approval.

      3. ELECTION OF DIRECTORS: The Trust believes that one of the primary rights of a shareholder is the right to vote for the election of directors. We feel that all members of the board of directors should stand for election each year, and will, therefore, vote against a classified or "staggered" board.

      4. VOTING RIGHTS: The Trust believes that each shareholder should have equal voting rights. The Trust will vote against dual class voting and other unequal voting structures.

      5. FAIR PRICE AMENDMENTS: The Trust believes that "fair price amendments" can protect shareholders from coercive and discriminatory tender offers. The Trust will generally vote in favor of fair price provisions and in favor of other measures which we feel will protect shareholders from coercive takeover bids which do not provide for fair and equal treatment of all shareholders.

      6. TARGET SHARE PAYMENTS: The Trust believes that shareholders should have the right to vote on the placement of blocks of a corporation's stock in the hands of persons friendly to management.

            The Trust will vote in favor of shareholder proposals which request that corporations first obtain shareholder authorization before issuing any significant amount of voting stock (whether common or preferred), rights, warrants or securities convertible into voting stock to any person or group. We believe that shareholders should have the right to vote on placements that could enable management of a corporation to defeat a tender offer that may be in the best interests of shareholders.

      7.    TENDER  OFFERS:   The  Trust  will  consider   tender  offers  on  a
            case-by-case basis.

B.    CONFLICTS

The Trust recognizes that proxy proposals may present a conflict between the interests of fund shareholders and those of the fund's investment adviser, principal underwriter, or other service providers or certain other affiliates. Therefore, the Trust has adopted the following conflict procedures:

      1. IDENTIFYING CONFLICTS: The person assigned responsibility for voting proxies shall, when reviewing proxy materials, identify conflicts of interest including, for example:

            a. when the adviser (or its affiliate) is or is seeking to manage a pension plan, administer employee benefit plans, or provide brokerage, underwriting, insurance or banking services to a company whose management is soliciting proxies or;

            b.    has business or personal  relationships  with  participants in
                  proxy   contests,   corporate   directors  or  candidates  for
                  directorships.

      2. DATA FOR IDENTIFYING CONFLICTS: The person assigned responsibility for voting proxies shall advise Trust management (or the fund's investment adviser) of companies soliciting proxies, and management shall advise if there are any known conflicts - including, in particular, the conflicts listed as example in the preceding paragraph.

      3. DISCLOSE CONFLICTS: If a conflict is identified, the person assigned to vote proxies shall notify Trust management as soon as possible so that a voting decision may be made, voting on the proxy proposal in a timely manner.

      4. VOTING DECISIONS IN CONFLICT SITUATIONS: If the matter to be voted on is covered by Part A of these procedures, the proxy shall be voted in accordance with Part A. If the matter is not specifically addressed by Part A and there is a conflict, management of the Trust shall contact the Board of Trustees or the Board's designated representative for voting instructions.

      5. RECORD OF VOTING INSTRUCTIONS: Trust management shall record and the person responsible for voting proxies shall maintain records reflecting client voting instructions on matters where there are conflicts.

C.    VOTING RECORDS

The Trust recognizes obligations to maintain records as required by Rule 30b1-4 under the Investment Trust Act of 1940 and not the investment adviser's obligations under Rule 206(4)-6 and 204-2(c)(2) under the Investment Advisers Act of 1940. Therefore, the Trust has adopted the following record keeping procedure:

      1. PERSON RESPONSIBLE: The person assigned responsibility for voting proxies or, if that person is an outside service provider, the person in the Trust's legal or compliance department responsible for maintaining compliance records shall prepare and maintain the files/records required by these procedures.

      2. POLICIES AND PROCEDURES: A copy of all proxy voting procedures adopted by the Trust shall be maintained in an appropriately labeled file for the term required by regulatory authorities.

      3. PROXY STATEMENTS: A record of all proxy statements with respect to securities held in Trust (or client) portfolios shall be maintained in the form of an EXCEL (or similar) spreadsheet. Hard copies of the proxy statements shall not be maintained in Trust files; instead, the Trust shall rely on obtaining a copy of a proxy statement from the SEC's Electronic Data Gathering, Analysis, and Retrieval ("EDGAR") system.

      4. PROXY VOTING RECORD: The person responsible for voting proxies shall maintain a record detailing for each Fund (or for each client) in the form of an EXCEL (or similar) spreadsheet containing the following information for each matter relating to a portfolio security considered at any shareholder meeting with respect to which the Fund (or client) is entitled to vote:

            a.    The name of the issuer of the portfolio security;

            b.    The exchange ticker symbol of the portfolio security;

            c. The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

            d.    The shareholder meeting date;

            e.    A brief identification of the matter voted on;

            f. Whether the matter was proposed by the issuer or by a security holder;

            g.    Whether the registrant cast its vote on the matter;

            h. How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

            i.    Whether   the   registrant   cast  its  vote  for  or  against
                  management.

      5. MEMORANDA: In addition to the record required by Part B.5. of these procedures, the person assigned responsibility for voting proxies shall maintain a copy of documents created by Trust (or the adviser) personnel that were material to the voting decision.

      6. REQUEST FOR DATA: A copy of each written request for a Fund's voting record and a copy of each written response, if more than a copy of a formatted voting record, shall be maintained. [The Trust shall consider whether the person requesting the voting record is a shareholder of record. If the person is not a shareholder of record, that person shall be referred to the SEC's EDGAR system.] The report shall be mailed within three days of receipt of a request.

D.    REGULATORY REPORTING OF PROXY VOTES

The Trust recognizes that it is required by Rule 30b1-4 under the Investment Trust Act of 1940 to file Form N-PX, Annual Report of Proxy Record of Registered Management Investment Trust, with the SEC not later than August 31st of each year; and that the Form is to contain the Trust's proxy voting record, separately for each Fund (or series), for the most recent twelve-month period ended June 30. Therefore, the Trust has adopted the following procedures:

      1. FORM PREPARATION: Legal, Compliance or Service Provider personnel shall prepare Form N-PX, incorporating the spreadsheet prepared as required by Part C.4., prior to July 31st.

      2. REVIEW - EXECUTION: Trust management or Disclosure Committee shall review, execute and instruct filing of the report on Form N-XP prior to July 31st.

E.    DISCLOSURE OF POLICIES AND PROCEDURES FOR VOTING PROXIES

The Trust recognizes that is required to disclosure the Proxy Voting Procedures and related information in its Registration Statement on Form N-1A, Item 13(f) and Item 22(b)(7) and (8) and (c)(5) and (6). The Trust also notes the investment adviser's obligation to disclose its proxy voting procedures. Therefore, the Trust has adopted the following procedures:

      1. FORM N-1A: These procedures shall be included in the Trust's Statement of Additional Information ("SAI") in their entirety (attached as an exhibit) and related disclosures shall be added to the SAI.

      2. ADVISER'S DISCLOSURES: In connection with establishing these procedures the Board of Trustees has considered the investment adviser's proxy voting procedures and does, hereby, acknowledge disclosure by the investment adviser. It is understood that investment adviser designate personnel (or a designated outside service provider retained by the investment adviser) who are (or is) the person responsible for voting proxies. Accordingly, the investment adviser is directly and/or indirectly responsible for implementation, operation and disclosure under these procedures.

F.    SUPERVISION - OVERSIGHT

      The Trust's Officers shall monitor the voting of proxies, SEC reporting concerning proxy voting, and disclosures with respect to proxy voting under these procedures; and shall report to the Board of Trustees at each quarterly meeting with respect to proxy voting under these procedures.

ADOPTED:  FEBRUARY 18, 2003
AMENDED:  FEBRUARY 2, 2007